UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 28, 2022

Date of reporting period: August 31, 2021

Item 1.	Reports to Stockholders.

August	31, 2021

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

➤ Catholic Values Equity Fund

➤ Catholic Values Fixed Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Equity Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 76.0%

Communication Services — 5.8%
Activision Blizzard Inc	8,545	$704
Alphabet Inc, Cl A *	1,708	4,943
Alphabet Inc, Cl C *	837	2,435
AT&T Inc	57,058	1,565
Cable One Inc	159	334
Charter Communications Inc, Cl A *	128	105
Cogent Communications Holdings Inc	1,022	74
Comcast Corp, Cl A	14,311	868
Discovery *	2,402	69
Electronic Arts Inc	4,755	690
Fox Corp	2,882	104
Genius Sports *	12,372	254
IAC *	443	58
Interpublic Group of Cos Inc/The	4,252	158
Live Nation Entertainment Inc *	1,131	98
Madison Square Garden Sports C *	191	35
Match Group *	658	90
Netflix Inc *	129	73
New York Times Co/The, Cl A	2,073	105
Omnicom Group Inc	9,271	679
Pinterest Inc, Cl A *	10,815	601
Roku Inc, Cl A *	961	339
Snap Inc, Cl A *	9,537	726
Spotify Technology SA *	1,813	425
Take-Two Interactive Software Inc *	1,384	223
TEGNA	5,058	90
T-Mobile US Inc *	10,602	1,453
TripAdvisor Inc *	1,860	65
Twitter Inc *	1,852	119
Verizon Communications Inc	21,390	1,176
ViacomCBS Inc	2,056	95
ViacomCBS Inc, Cl B	2,018	84
Vimeo Inc *	719	27
Walt Disney Co/The *	6,703	1,215
World Wrestling Entertainment, Cl A	1,782	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynga Inc, Cl A *	22,216	$197

		20,369

Consumer Discretionary — 10.2%
Aaron’s Co Inc	6,759	179
Advance Auto Parts Inc	623	126
Amazon.com Inc *	1,814	6,296
American Eagle Outfitters Inc	16,752	511
Aramark	2,596	90
AutoNation *	1,082	118
AutoZone Inc *	44	68
Best Buy Co Inc	976	114
Booking Holdings Inc *	27	62
BorgWarner Inc	537	23
Brunswick Corp	1,228	119
Burlington Stores Inc *	404	121
Callaway Golf *	2,933	82
Capri Holdings *	2,143	121
CarMax Inc *	744	93
Carnival Corp *	4,654	112
Carter’s Inc	1,053	108
Carvana Co, Cl A *	927	304
Chipotle Mexican Grill Inc, Cl A *	81	154
Columbia Sportswear Co	602	61
Darden Restaurants Inc	1,745	263
Deckers Outdoor Corp *	281	118
Dick’s Sporting Goods Inc	1,799	253
Dollar General Corp	9,398	2,095
Dollar Tree Inc *	565	51
Domino’s Pizza Inc	993	513
DR Horton Inc	1,823	174
DraftKings Inc, Cl A *	1,618	96
eBay Inc	5,427	416
Expedia Group *	485	70
Foot Locker Inc	2,533	144
Ford Motor Co *	6,427	84
frontdoor Inc *	1,979	86
Gap Inc/The	4,895	131
Garmin Ltd	814	142
General Motors Co *	17,790	872
Gentex	2,897	89
Goodyear Tire & Rubber Co/The *	5,890	93
H&R Block Inc	6,724	173
Hanesbrands Inc	1,600	30
Hasbro Inc	526	52
Hilton Worldwide Holdings Inc *	1,519	190
Home Depot Inc/The	4,222	1,377
Hyatt Hotels Corp, Cl A *	774	57
KB Home	2,788	120
Kohl’s Corp	839	48
Las Vegas Sands Corp *	9,875	441
Lear Corp	411	66
Lithia Motors, Cl A	1,066	353

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lowe’s Cos Inc	16,639	$3,393
Magna International Inc	12,236	966
Marriott International Inc/MD, Cl A *	679	92
Marriott Vacations Worldwide *	610	91
Mattel Inc *	5,705	122
McDonald’s Corp	2,783	661
MGM Resorts International	13,922	593
Mohawk Industries Inc *	721	143
Monro Inc	4,052	231
Murphy USA	644	100
NIKE Inc, Cl B	11,325	1,866
Nordstrom Inc *	1,516	43
Norwegian Cruise Line Holdings Ltd *	2,379	62
NVR *	23	119
O’Reilly Automotive Inc *	141	84
Oxford Industries	1,191	108
Peloton Interactive Inc, Cl A *	1,049	105
Polaris Inc	549	66
Pool Corp	261	129
PulteGroup Inc	8,539	460
PVH Corp *	1,066	112
Ralph Lauren, Cl A	847	98
Ross Stores Inc	18,294	2,166
Royal Caribbean Cruises Ltd *	765	63
Service Corp International/US	1,137	71
Shutterstock	2,033	234
Starbucks Corp	9,991	1,174
Steven Madden	2,716	110
Tapestry	2,532	102
Target Corp	1,620	400
Tempur Sealy International	2,754	123
Tesla Inc *	2,060	1,516
Thor Industries Inc	1,119	127
TJX Cos Inc/The	5,133	373
Tractor Supply Co	1,428	277
Travel + Leisure	1,185	65
Ulta Beauty Inc *	893	346
Under Armour, Cl A *	4,708	109
Urban Outfitters Inc *	5,762	190
Vail Resorts Inc *	213	65
VF Corp	1,652	126
Vista Outdoor Inc *	3,390	139
Wendy’s Co/The	2,626	60
Whirlpool	461	102
Williams-Sonoma Inc	555	104
Wingstop Inc	789	136
Wyndham Hotels & Resorts Inc	874	64
Yum China Holdings Inc	3,981	245
Yum! Brands Inc	560	73

		35,663

Consumer Staples — 6.2%
Altria Group Inc	30,349	1,524

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Archer-Daniels-Midland Co	1,290	$77
Brown-Forman Corp, Cl B	1,103	78
Bunge Ltd	963	73
Calavo Growers Inc	1,642	77
Campbell Soup Co	2,145	90
Casey’s General Stores Inc	344	70
Clorox Co/The	495	83
Coca-Cola Co/The	35,844	2,018
Colgate-Palmolive Co	7,124	555
Conagra Brands Inc	39,281	1,301
Constellation Brands Inc, Cl A	474	100
Costco Wholesale Corp	1,758	801
Darling Ingredients *	1,535	114
Energizer Holdings Inc	2,100	83
Estee Lauder, Cl A	422	144
Flowers Foods Inc	2,694	65
General Mills Inc	1,001	58
Grocery Outlet Holding Corp *	1,589	41
Hain Celestial Group Inc/The *	2,713	102
Hershey Co/The	1,957	348
Hormel Foods Corp	1,199	55
Ingredion Inc	6,376	560
JM Smucker Co/The	10,199	1,261
Kellogg Co	3,231	204
Keurig Dr Pepper Inc	1,806	64
Kimberly-Clark Corp	2,896	399
Kraft Heinz Co/The	1,549	56
Kroger Co/The	70,916	3,264
Lamb Weston Holdings Inc	1,288	84
McCormick & Co Inc/MD	1,882	162
MGP Ingredients	1,668	109
Molson Coors Beverage Co, Cl B	15,618	742
Mondelez International Inc, Cl A	3,900	242
Nomad Foods Ltd *	20,652	545
PepsiCo Inc	6,344	992
Philip Morris International Inc	18,448	1,900
Pilgrim’s Pride Corp *	3,199	89
Reynolds Consumer Products	3,307	94
Sanderson Farms	619	122
Sysco Corp	22,601	1,800
TreeHouse Foods Inc *	3,179	119
Tyson Foods Inc, Cl A	5,285	415
US Foods Holding Corp *	13,632	464
Walgreens Boots Alliance Inc	7,606	386

		21,930

Energy — 2.1%
Antero Midstream	11,161	107
Baker Hughes Co, Cl A	19,658	448
Cabot Oil & Gas Corp	4,804	76
Canadian Natural Resources Ltd	38,253	1,265
Cheniere Energy Inc *	1,728	151
Chevron Corp	20,577	1,991

2	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cimarex Energy Co	1,104	$71
ConocoPhillips	7,088	394
Devon Energy Corp	6,524	193
Diamondback Energy Inc	1,270	98
DT Midstream	465	22
EOG Resources Inc	1,358	92
EQT Corp *	6,571	120
Exxon Mobil Corp	8,227	448
Halliburton Co	5,206	104
Helmerich & Payne Inc	3,831	103
Hess Corp	1,868	128
HollyFrontier Corp	2,771	90
Kinder Morgan Inc/DE	19,664	320
Marathon Oil Corp	9,442	111
Marathon Petroleum Corp	2,427	144
ONEOK Inc	2,578	135
Phillips 66	1,454	103
Pioneer Natural Resources Co	761	114
Schlumberger Ltd	4,621	130
Select Energy Services, Cl A *	16,447	88
Valero Energy Corp	1,795	119
Williams Inc	4,821	119

		7,284

Financials — 11.3%
Affiliated Managers Group Inc	631	107
Aflac Inc	10,180	577
AGNC Investment Corp ‡	2,829	46
Allstate Corp/The	1,314	178
Ally Financial Inc	2,235	118
American Express Co	1,286	214
Ameriprise Financial Inc	528	144
Annaly Capital Management Inc ‡	94,744	823
Apollo Global Management Inc, Cl A	2,038	122
Assured Guaranty Ltd	1,974	98
Bank of America Corp	49,159	2,052
Bank of Hawaii Corp	618	52
Bank of New York Mellon Corp/The	6,146	339
Bank OZK	9,680	411
BankUnited Inc	8,965	377
Berkshire Hathaway Inc, Cl B *	5,399	1,543
BlackRock Inc, Cl A	522	492
Blackstone	1,004	126
BOK Financial Corp	794	70
Capital One Financial Corp	657	109
Charles Schwab Corp/The	8,887	647
Chimera Investment Corp ‡	7,819	120
Chubb Ltd	1,561	287
Citigroup Inc	41,337	2,973
Citizens Financial Group Inc	15,919	697
CME Group Inc, Cl A	2,621	529
Cohen & Steers Inc	2,433	213
Comerica Inc	5,306	392

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Commerce Bancshares Inc/MO	1,138	$81
Cullen/Frost Bankers Inc	599	68
Discover Financial Services	1,133	145
Dynex Capital ‡	5,368	95
East West Bancorp Inc	1,870	137
Equitable Holdings Inc	4,036	125
Erie Indemnity Co, Cl A	343	61
Essent Group Ltd	3,347	158
Evercore Inc, Cl A	786	110
Everest Re Group Ltd	248	66
FactSet Research Systems Inc	513	195
Fifth Third Bancorp	1,877	73
First Hawaiian Inc	1,924	54
First Horizon National Corp	10,810	177
First Republic Bank/CA	491	98
FNB Corp	33,393	390
Franklin Resources Inc	1,707	55
GoHealth Inc, Cl A *	4,648	23
Hartford Financial Services Group Inc/The	4,339	292
Hercules Capital	6,250	106
Home BancShares Inc/AR	4,338	96
Huntington Bancshares Inc/OH	11,006	171
Intercontinental Exchange Inc	6,912	826
Invesco Ltd	3,179	81
JPMorgan Chase & Co	15,057	2,408
KeyCorp	3,317	67
KKR & Co Inc, Cl A	2,511	161
Lincoln National Corp	1,943	133
LPL Financial Holdings	709	105
M&T Bank Corp	568	80
MarketAxess Holdings Inc	557	265
Marsh & McLennan Cos Inc	17,107	2,689
MetLife Inc	4,026	250
Moody’s Corp	248	94
Morgan Stanley	16,794	1,754
Morningstar Inc	253	68
MSCI Inc, Cl A	201	128
Nasdaq Inc	587	115
New Residential Investment ‡	9,381	102
New York Community Bancorp	10,889	136
Northern Trust Corp	2,012	238
OneMain Holdings Inc, Cl A	1,860	108
PacWest Bancorp	5,717	243
People’s United Financial Inc	4,672	77
Pinnacle Financial Partners	2,549	247
PNC Financial Services Group Inc/The	2,121	405
Popular Inc	1,000	76
Primerica	683	104
Principal Financial Group Inc	1,152	77
Progressive Corp/The	6,508	627
Prosperity Bancshares Inc	1,900	133
Prudential Financial Inc	5,745	608

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Raymond James Financial Inc	907	$127
Regions Financial Corp	5,506	113
Rocket Inc, Cl A *	6,200	108
S&P Global Inc	3,045	1,351
Santander Consumer USA Holdings Inc	2,144	89
Signature Bank NY	419	109
SLM Corp	33,402	626
Starwood Property Trust ‡	4,020	104
State Street Corp	25,760	2,393
Sterling Bancorp	4,380	100
Synchrony Financial	2,944	147
Synovus Financial Corp	5,299	228
T Rowe Price Group Inc	674	151
Travelers Cos Inc/The	433	69
Truist Financial Corp	2,659	152
Two Harbors Investment Corp ‡	94,975	627
Umpqua Holdings Corp	25,167	490
Univest Financial Corp	3,549	96
Unum Group	3,649	97
US Bancorp	42,704	2,451
UWM Holdings	10,526	77
Virtu Financial Inc, Cl A	3,660	90
Voya Financial Inc	1,531	100
Webster Financial Corp	3,840	194
Western Alliance Bancorp	2,780	271
Wintrust Financial Corp	1,614	121
Zions Bancorp NA	1,209	70

		39,588

Health Care — 9.4%
Abbott Laboratories	9,142	1,155
ABIOMED Inc *	297	108
Acceleron Pharma Inc *	1,022	137
Adaptive Biotechnologies Corp *	995	36
Align Technology Inc *	210	149
Alnylam Pharmaceuticals Inc *	1,813	365
AmerisourceBergen Corp, Cl A	17,208	2,103
Anthem Inc	1,274	478
Avantor Inc *	20,147	795
Baxter International Inc	8,537	651
BioMarin Pharmaceutical Inc *	3,751	316
Boston Scientific Corp *	19,665	888
Bruker Corp	9,855	870
Cardinal Health Inc	3,870	203
Cerner Corp	7,854	600
Change Healthcare Inc *	2,000	44
Chemed Corp	502	239
Cigna Corp	3,235	685
CVS Health Corp	49,054	4,238
DaVita Inc *	1,288	168
DENTSPLY SIRONA Inc	1,719	106
DexCom Inc *	967	512
Edwards Lifesciences Corp *	6,662	781

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Elanco Animal Health Inc *	21,978	$734
Encompass Health Corp	2,370	186
Envista Holdings Corp *	2,745	117
Exact Sciences Corp *	2,022	211
Exelixis Inc *	13,403	257
Globus Medical Inc, Cl A *	824	67
Guardant Health Inc *	457	58
Henry Schein Inc *	2,467	186
Hill-Rom Holdings Inc	1,552	226
Hologic Inc *	1,306	103
Humana Inc	817	331
ICU Medical Inc *	171	34
IDEXX Laboratories Inc *	489	329
Incyte Corp *	5,877	450
Insulet Corp *	385	115
Integra LifeSciences Holdings Corp *	1,163	88
Intra-Cellular Therapies, Cl A *	2,284	76
Intuitive Surgical Inc *	558	588
Ionis Pharmaceuticals Inc *	3,796	151
Iovance Biotherapeutics Inc *	1,232	30
IQVIA Holdings Inc *	3,229	839
Laboratory Corp of America Holdings *	513	156
LeMaitre Vascular	2,009	114
Maravai LifeSciences Holdings, Cl A *	13,836	819
Masimo Corp *	645	175
McKesson Corp	370	75
Mettler-Toledo International Inc *	559	868
Nektar Therapeutics, Cl A *	35,979	557
Neurocrine Biosciences Inc *	2,482	236
Penumbra Inc *	330	91
PPD Inc *	3,455	160
Premier Inc, Cl A	12,059	448
Prestige Consumer Healthcare *	17,646	1,013
Quest Diagnostics Inc	2,735	418
Repligen Corp *	922	261
ResMed Inc	3,241	942
Sage Therapeutics Inc *	1,667	77
Sarepta Therapeutics Inc *	348	27
Seagen Inc *	1,536	257
Sotera Health *	18,272	447
Stryker Corp	2,405	666
Teladoc Health Inc *	293	42
Teleflex Inc	1,029	407
United Therapeutics Corp *	3,075	661
Veeva Systems Inc, Cl A *	1,171	389
Waters Corp *	2,005	830
West Pharmaceutical Services Inc	999	451
Zimmer Biomet Holdings Inc	5,327	801
Zoetis Inc, Cl A	4,431	906

		33,097

Industrials — 5.8%
3M Co	4,290	835

4	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ABM Industries Inc	2,652	$131
Acuity Brands	561	103
ADT Inc	6,874	59
AECOM *	2,764	181
AerCap Holdings NV *	5,396	291
AGCO Corp	675	93
Air Lease Corp, Cl A	6,874	273
Alaska Air Group Inc *	775	44
Allison Transmission Holdings Inc	400	15
AMERCO *	140	93
American Airlines Group Inc *	4,404	88
AMETEK Inc	605	82
AO Smith Corp	943	69
Armstrong World Industries Inc	1,080	112
Booz Allen Hamilton Holding, Cl A	1,232	101
Carrier Global	2,640	152
Caterpillar Inc	357	75
Cintas Corp	215	85
Copart Inc *	809	117
CoStar Group Inc *	3,030	257
CSX Corp	4,524	147
Cummins Inc	1,667	393
Deere & Co	1,422	538
Delta Air Lines Inc *	3,480	141
Donaldson Co Inc	397	27
Dover Corp	1,366	238
EMCOR Group	908	110
Emerson Electric Co	1,607	170
EnPro Industries	1,183	101
Equifax Inc	375	102
Expeditors International of Washington Inc	896	112
Fastenal Co	1,480	83
FedEx Corp	1,376	366
Flowserve Corp	1,306	51
Fortive Corp	627	46
FTI Consulting Inc *	918	128
Graco Inc	401	31
HEICO Corp	674	85
Hexcel Corp *	889	50
Howmet Aerospace	2,891	92
Hubbell Inc, Cl B	100	21
IHS Markit Ltd	1,053	127
Illinois Tool Works Inc	3,727	868
Ingersoll Rand Inc *	2,918	155
ITT	1,117	107
JB Hunt Transport Services Inc	477	85
JetBlue Airways Corp *	6,090	92
Kansas City Southern	423	119
Kelly Services, Cl A	25,917	504
Kirby Corp *	2,029	109
Knight-Swift Transportation Holdings Inc, Cl A	1,702	88

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Korn Ferry	1,643	$116
Landstar System Inc	477	80
Lennox International Inc	194	65
Lincoln Electric Holdings	809	113
Lyft, Cl A *	1,618	77
ManpowerGroup Inc	944	115
ManTech International Corp/VA, Cl A	3,515	278
Masco Corp	1,719	104
MasTec *	946	86
Mercury Systems *	1,569	79
MSA Safety Inc	672	109
MSC Industrial Direct Co Inc, Cl A	5,596	471
Nordson Corp	843	201
Norfolk Southern Corp	420	106
Old Dominion Freight Line	406	117
Oshkosh Corp	837	96
Otis Worldwide Corp	1,520	140
Owens Corning	790	75
PACCAR Inc	771	63
Parker-Hannifin Corp	356	106
Quanta Services	1,185	121
Regal Beloit Corp	733	110
Republic Services Inc, Cl A	700	87
Robert Half International Inc	1,607	166
Rockwell Automation Inc	1,053	343
Rollins Inc	2,023	79
Roper Technologies Inc	173	84
Ryder System Inc	2,375	189
Schneider National Inc, Cl B	2,470	56
Snap-on Inc	657	148
Southwest Airlines Co *	1,122	56
Spirit AeroSystems Holdings Inc, Cl A	1,276	50
Stanley Black & Decker Inc	4,972	961
Team *	12,316	55
Tetra Tech Inc	1,268	182
Timken Co/The	1,209	89
Toro Co/The	721	79
TransDigm Group Inc *	112	68
Trex Inc *	956	105
Uber Technologies Inc *	2,765	108
UniFirst	449	103
Union Pacific Corp	3,457	750
United Airlines Holdings Inc *	1,164	54
United Parcel Service Inc, Cl B	5,623	1,100
United Rentals Inc *	308	109
Univar Solutions Inc *	2,330	55
Valmont Industries Inc	383	95
Verisk Analytics Inc, Cl A	474	96
Waste Management Inc	3,911	607
Watsco Inc	331	92
Westinghouse Air Brake Technologies Corp	720	65
WW Grainger Inc	5,076	2,201

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	5,273	$719

		20,321

Information Technology — 19.0%
Adobe Inc *	6,593	4,376
Advanced Micro Devices Inc *	9,549	1,057
Akamai Technologies Inc *	623	71
Alliance Data Systems Corp	1,401	137
Alteryx, Cl A *	1,413	105
Amdocs Ltd	2,854	220
Amphenol Corp, Cl A	1,822	140
Analog Devices Inc	2,223	362
ANSYS Inc *	247	90
Apple Inc	52,462	7,965
Applied Materials Inc	20,357	2,751
Arista Networks Inc *	3,665	1,354
Arrow Electronics Inc *	1,030	125
Aspen Technology Inc *	767	99
AudioCodes Ltd	3,496	109
Autodesk Inc *	816	253
Automatic Data Processing Inc	9,523	1,991
Avalara Inc *	758	136
Avnet Inc	1,907	77
Badger Meter Inc	1,861	199
Black Knight Inc *	1,137	86
Broadcom Inc	1,407	700
Broadridge Financial Solutions Inc	1,766	304
Cadence Design Systems Inc *	832	136
CDK Global	1,878	78
CDW Corp	774	155
Ceridian HCM Holding *	1,194	134
Ciena Corp *	1,878	107
Cirrus Logic Inc *	1,236	104
Cisco Systems Inc	22,109	1,305
Citrix Systems Inc	1,286	132
CMC Materials Inc	872	116
Cognex Corp	774	69
Cognizant Technology Solutions Corp, Cl A	2,694	206
Coherent Inc *	769	194
CommScope Holding Co Inc *	8,049	127
Concentrix Corp *	404	70
Coupa Software Inc *	405	99
Crowdstrike Holdings Inc, Cl A *	517	145
Dell Technologies Inc, Cl C *	1,116	109
DocuSign Inc, Cl A *	497	147
Dolby Laboratories Inc, Cl A	1,050	104
Dropbox Inc, Cl A *	5,565	176
Duck Creek Technologies Inc *	2,806	131
DXC Technology Co *	9,464	348
Elastic NV *	642	102
Enphase Energy Inc *	552	96
Entegris	824	99
EPAM Systems Inc *	306	194

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Everbridge Inc *	594	$93
ExlService Holdings *	1,082	133
F5 Networks Inc *	506	103
Fidelity National Information Services Inc	6,006	767
FireEye Inc *	2,720	50
First Solar Inc *	343	32
Fiserv Inc *	5,598	659
Five9 Inc *	837	132
FleetCor Technologies Inc *	370	97
Fortinet *	523	165
Gartner *	527	163
Genpact Ltd	5,245	272
Global Payments Inc	10,306	1,676
Globant SA *	2,802	903
GoDaddy Inc, Cl A *	1,178	86
Hewlett Packard Enterprise Co	41,813	647
HP Inc	25,682	764
HubSpot Inc *	242	166
Intuit Inc	1,817	1,029
IPG Photonics Corp *	692	118
Jabil Inc	2,333	144
Jack Henry & Associates Inc	1,949	344
Jamf Holding Corp *	1,893	67
Juniper Networks Inc	9,983	289
Keysight Technologies Inc *	1,697	304
KLA Corp	445	151
Kulicke & Soffa Industries	1,690	119
Lam Research Corp	341	206
Littelfuse Inc	331	94
Manhattan Associates *	860	140
Marvell Technology	1,417	87
Mastercard Inc, Cl A	2,813	974
MAXIMUS Inc	4,896	426
McAfee, Cl A	4,220	112
Microchip Technology Inc	7,385	1,162
Micron Technology Inc	13,878	1,023
MKS Instruments Inc	668	98
MongoDB Inc, Cl A *	261	102
Monolithic Power Systems Inc	281	139
Motorola Solutions Inc	302	74
National Instruments Corp	3,105	130
nCino Inc *	762	47
NCR Corp *	1,832	78
NetApp Inc	1,531	136
NortonLifeLock Inc	6,773	180
Nuance Communications *	2,270	125
Nutanix Inc, Cl A *	4,280	158
NVIDIA Corp	14,327	3,207
NXP Semiconductors NV	4,380	942
Okta Inc, Cl A *	2,384	628
ON Semiconductor Corp *	3,126	139
Palo Alto Networks *	420	194

6	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex Inc	1,390	$159
Paycom Software Inc *	217	106
Paylocity Holding Corp *	467	126
PayPal Holdings Inc *	12,178	3,515
Power Integrations Inc	1,574	171
Proofpoint *	381	67
PTC Inc *	835	110
QUALCOMM Inc	11,017	1,616
Rackspace Technology *	4,409	62
RingCentral Inc, Cl A *	199	50
Rogers Corp *	544	116
salesforce.com Inc *	10,906	2,893
ServiceNow Inc *	552	355
Skyworks Solutions Inc	606	111
Smartsheet Inc, Cl A *	1,379	110
SolarWinds *	4,538	77
Splunk Inc *	489	75
Square Inc, Cl A *	434	116
StoneCo Ltd, Cl A *	1,174	55
Switch Inc, Cl A	6,231	155
SYNNEX Corp	404	51
Synopsys Inc *	451	150
Teledyne Technologies Inc *	252	117
Teradata Corp *	4,945	270
Teradyne Inc	841	102
Texas Instruments Inc	6,047	1,154
Trade Desk Inc, Cl A *	1,530	123
Trimble Inc *	1,500	141
Twilio Inc, Cl A *	842	301
Tyler Technologies *	237	115
Universal Display Corp	975	203
VeriSign Inc *	466	101
ViaSat Inc *	2,883	149
Viavi Solutions *	6,176	101
Visa Inc, Cl A	16,660	3,817
VMware Inc, Cl A *	382	57
Vontier Corp	10,245	373
Western Digital Corp *	2,446	155
Western Union Co	4,919	106
WEX Inc *	324	60
Wix.com *	336	75
Workday Inc, Cl A *	2,264	618
Xerox Holdings Corp	5,099	115
Xilinx Inc *	598	93
Zebra Technologies, Cl A *	214	126
Zendesk Inc *	700	87
Zoom Video Communications, Cl A *	186	54
Zscaler Inc *	487	136

		66,459

Materials — 2.5%
Air Products and Chemicals Inc	2,611	704
Alcoa Corp *	13,307	590

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AptarGroup Inc	1,090	$147
Ardagh Group, Cl A	5,727	151
Avery Dennison Corp	548	124
Axalta Coating Systems Ltd *	700	21
Ball Corp	927	89
Berry Global Group Inc *	2,689	181
Cabot Corp	1,164	62
Celanese, Cl A	707	112
CF Industries Holdings Inc	2,717	123
Cleveland-Cliffs *	4,585	108
Corteva Inc	3,591	158
Crown Holdings Inc	2,788	306
Dow Inc	975	61
DuPont de Nemours Inc	10,129	750
Eastman Chemical Co	4,713	533
Ecolab Inc	466	105
FMC Corp	524	49
Freeport-McMoRan Inc	5,276	192
Huntsman Corp	4,477	118
Ingevity *	1,326	107
International Flavors & Fragrances Inc	737	112
International Paper Co	1,238	74
Livent Corp *	15,731	391
Louisiana-Pacific	1,691	107
LyondellBasell Industries NV, Cl A	607	61
Martin Marietta Materials	317	121
Mosaic Co/The	4,600	148
NewMarket Corp	145	51
Newmont Corp	14,973	868
Nucor Corp	870	102
O-I Glass Inc, Cl I *	8,446	128
Packaging Corp of America	655	99
PPG Industries Inc	510	81
Quaker Chemical Corp	241	63
Reliance Steel & Aluminum Co	701	105
Royal Gold Inc	466	52
Sherwin-Williams Co/The	3,025	919
Sonoco Products Co	903	59
Steel Dynamics Inc	1,777	120
United States Steel Corp	4,118	110
Valvoline Inc	2,446	74
Vulcan Materials Co	363	68
Westrock Co	1,448	75

		8,779

Real Estate — 1.5%
Alexandria Real Estate Equities Inc ‡	885	183
American Campus Communities Inc ‡	1,095	56
American Tower Corp ‡	1,117	326
Americold Realty Trust ‡	2,617	96
AvalonBay Communities Inc ‡	909	209
Boston Properties Inc ‡	2,949	333
Brixmor Property Group ‡	4,961	116

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CBRE Group Inc, Cl A *‡	1,590	$153
Columbia Property Trust ‡	5,788	97
CoreSite Realty Corp ‡	816	121
Corporate Office Properties Trust ‡	3,768	106
Crown Castle International Corp ‡	685	133
CubeSmart ‡	1,472	79
Digital Realty Trust Inc ‡	437	72
Duke Realty ‡	2,335	123
Equinix Inc ‡	145	122
Equity Commonwealth *‡	3,273	86
Equity Residential ‡	780	65
Essex Property Trust Inc ‡	187	62
Extra Space Storage Inc ‡	438	82
Federal Realty Investment Trust ‡	402	49
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	142
Host Hotels & Resorts Inc *‡	9,310	154
Howard Hughes Corp/The *‡	411	37
Hudson Pacific Properties ‡	3,556	94
Iron Mountain Inc ‡	1,533	73
JBG SMITH Properties ‡	3,147	95
Jones Lang LaSalle Inc *‡	410	99
Kennedy-Wilson Holdings Inc ‡	2,346	52
Kilroy Realty Corp ‡	811	53
Kimco Realty Corp ‡	2,506	55
National Retail Properties Inc ‡	993	47
Newmark Group, Cl A ‡	9,389	128
Prologis Inc ‡	2,414	325
Public Storage ‡	298	96
Realty Income Corp ‡	747	54
Regency Centers Corp ‡	826	57
Ryman Hospitality Properties Inc *‡	783	65
SBA Communications Corp, Cl A ‡	364	131
Simon Property Group Inc ‡	566	76
SL Green Realty Corp ‡	584	41
STORE Capital Corp ‡	1,477	53
UDR Inc ‡	2,288	124
Ventas Inc ‡	1,890	106
VEREIT Inc ‡	1,259	64
Vornado Realty Trust Co ‡	765	32
Welltower Inc ‡	1,829	160
Weyerhaeuser Co ‡	2,954	106

		5,189

Utilities — 2.2%
AES Corp/The	4,013	96
Algonquin Power & Utilities Corp	3,894	60
Alliant Energy Corp	1,828	111
Ameren Corp	786	69
American Electric Power Co Inc	1,847	165
American Water Works Co Inc	2,358	430
Atmos Energy Corp	622	61
Avangrid Inc	2,174	119

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CMS Energy Corp	5,948	$381
Consolidated Edison Inc	3,038	229
Dominion Energy Inc	1,583	123
DTE Energy Co	931	112
Duke Energy Corp	2,448	256
Edison International	4,423	256
Entergy Corp	595	66
Essential Utilities Inc	1,211	60
Evergy Inc	833	57
Eversource Energy	5,900	535
Exelon Corp	15,856	777
FirstEnergy Corp	9,890	384
Hawaiian Electric Industries Inc	1,502	66
IDACORP	994	105
MDU Resources Group Inc	2,166	70
NextEra Energy Inc	9,701	815
NiSource Inc	1,898	47
NRG Energy Inc	3,167	145
Pinnacle West Capital Corp	566	44
Portland General Electric	2,092	107
PPL Corp	23,068	677
Public Service Enterprise Group Inc	1,789	114
Sempra Energy	466	62
Southern Co/The	4,478	294
UGI Corp	3,927	182
Vistra Energy Corp	2,937	56
WEC Energy Group Inc	737	70
Xcel Energy Inc	6,735	463

		7,664

Total Common Stock (Cost $166,072) ($ Thousands)		266,343

FOREIGN COMMON STOCK — 21.3%

Australia — 0.1%
Qantas Airways Ltd *	127,637	475

Brazil — 0.1%
Banco Bradesco SA ADR *	22,178	99
CPFL Energia SA	27,055	154

		253

Canada — 0.4%
BRP	4,398	368
Dollarama Inc	2,429	111
Home Capital Group Inc, Cl B *	4,666	146
lululemon athletica Inc *	285	114
Lundin Mining Corp	44,745	361
National Bank of Canada	1,789	142
Toromont Industries Ltd	2,925	245

		1,487

China — 0.6%
Alibaba Group Holding Ltd ADR *	6,708	1,120

8	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
LONGi Green Energy Technology, Cl A *	43,960	$609
Midea Group, Cl A	23,400	239

		1,968

Denmark — 0.6%
Coloplast, Cl B	6,630	1,148
Danske Bank	29,094	489
Demant *	5,854	332

		1,969

France — 1.4%
Cie de Saint-Gobain	25,686	1,861
Legrand SA	5,753	658
LVMH Moet Hennessy Louis Vuitton	1,987	1,470
Pernod Ricard SA	4,382	921

		4,910

Germany — 1.0%
METRO AG	9,247	123
SAP SE	9,701	1,460
Scout24 AG	8,933	751
Siemens AG	7,236	1,203

		3,537

Hong Kong — 1.5%
AIA Group Ltd	98,800	1,181
Alibaba Group Holding *	15,200	323
China Resources Land ‡	94,000	350
Samsonite International SA *	185,700	389
Sands China *	184,400	592
Tencent Holdings Ltd	19,200	1,188
Topsports International Holdings	245,000	324
Xinyi Glass Holdings Ltd	252,000	1,059

		5,406

India — 0.8%
HDFC Bank Ltd ADR	8,381	657
Tech Mahindra Ltd	106,171	2,105

		2,762

Isreal — 0.5%
Check Point Software Technologies Ltd *	13,469	1,692

Italy — 0.4%
Prysmian SpA	18,936	712
Stellantis *	32,493	650

		1,362

Japan — 2.0%
Daiwa Securities Group Inc	251,200	1,423
Mitsubishi UFJ Financial Group	279,800	1,514
ORIX	32,400	605
Pigeon Corp	3,100	90
Shimano Inc	4,000	1,176
SMS Co Ltd *	30,100	1,067
Toei Animation Co Ltd	5,800	882
Workman Co Ltd	1,800	116

		6,873

Netherlands — 1.4%
ArcelorMittal	9,366	314

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
ASML Holding NV	2,614	$2,174
Koninklijke Philips NV	24,784	1,142
NN Group NV	11,346	589
OCI NV *	5,211	127
Unilever NV	4,693	261
Wolters Kluwer	1,196	138

		4,745

Norway — 0.4%
DNB Bank	62,833	1,325
Gjensidige Forsikring	4,629	108

		1,433

Singapore — 0.0%
Sea ADR *	326	110

South Korea — 1.2%
Coway Co Ltd	18,893	1,274
Hana Financial Group	12,359	480
LG Household & Health Care	775	977
Samsung Electronics Co Ltd	19,990	1,322
SK Telecom	447	115

		4,168

Spain — 0.3%
Banco Santander SA ADR *	64,215	237
Industria de Diseno Textil	26,229	895

		1,132

Sweden — 0.4%
Assa Abloy, Cl B	44,669	1,426
Hexagon, Cl B	7,875	136

		1,562

Switzerland — 0.8%
LafargeHolcim Ltd	31,740	1,809
Partners Group Holding AG	614	1,088

		2,897

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	13,549	1,613

Thailand — 0.1%
Siam Commercial Bank	136,600	451

United Kingdom — 6.8%
Accenture PLC, Cl A	3,481	1,172
Allegion PLC	536	77
Amcor PLC	8,591	110
Aon PLC, Cl A	1,272	365
Aptiv PLC *	636	97
Atlassian Corp PLC, Cl A *	2,456	902
BP PLC ADR	13,955	341
ConvaTec Group PLC	104,676	325
Dechra Pharmaceuticals PLC	19,080	1,376
Diageo PLC	27,678	1,331
Eaton Corp PLC	5,869	988
Fresnillo PLC	25,853	304
Gates Industrial Corp PLC *	5,238	86
Greencore Group PLC *	62,981	123

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Horizon Therapeutics PLC *	5,701	$616
Intertek Group PLC	4,058	294
Janus Henderson Group PLC	2,562	111
Jazz Pharmaceuticals PLC *	10,366	1,365
Johnson Controls International PLC	8,766	656
Kingfisher PLC	288,881	1,393
London Stock Exchange Group	4,301	471
Man Group PLC	205,818	614
Medtronic PLC	30,954	4,132
Natwest Group	174,646	512
Nielsen Holdings PLC	2,443	52
nVent Electric PLC	2,436	84
Pentair PLC	1,364	105
Prudential PLC	40,299	840
RELX PLC	30,314	912
Royalty Pharma PLC, Cl A	22,130	855
Sensata Technologies Holding PLC *	1,149	68
Smiths Group PLC	22,016	437
STERIS PLC	2,039	438
Trane Technologies PLC	3,308	657
Unilever PLC ADR	28,811	1,604
Willis Towers Watson PLC	290	64

		23,877

Total Foreign Common Stock (Cost $59,656) ($ Thousands)		74,682

EXCHANGE TRADED FUND — 0.1%
iShares MSCI ACWI ex US ETF	8,679	498

Total Exchange Traded Fund (Cost $492) ($ Thousands)		498

CASH EQUIVALENT — 1.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	6,691,424	6,691

Total Cash Equivalent (Cost $6,691) ($ Thousands)		6,691

Total Investments in Securities — 99.3% (Cost $232,911) ($ Thousands)		$348,214

10	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

A list of the open futures contracts held by the Fund at August 31, 2021 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	8	Sep-2021	$892	$908	$16
S&P 500 Index E-MINI	27	Sep-2021	5,904	6,103	199

			$6,796	$7,011	$215

Percentages are based on Net Assets of $350,566 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.

ACWI — All Country World Index

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	266,343	—	—	266,343
Foreign Common Stock	74,682	—	—	74,682
Exchange Traded Fund	498	—	—	498
Cash Equivalent	6,691	—	—	6,691

Total Investments in Securities	348,214	—	—	348,214

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	215	—	—	215

Total Other Financial Instruments	215	—	—	215

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3 securities.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value at 2/28/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,809	$28,809	$(24,927)	$—	$—	$6,691	6,691,424	$—	$—

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Equity Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 32.2%

Communication Services — 3.3%
Alphabet
2.050%, 08/15/2050	$30	$27
1.100%, 08/15/2030	20	19
0.800%, 08/15/2027	20	20
AT&T
5.350%, 09/01/2040	1	1
4.500%, 03/09/2048	39	46
4.350%, 06/15/2045	20	23
3.650%, 09/15/2059 (A)	12	12
3.500%, 06/01/2041	151	159
3.100%, 02/01/2043	90	89
2.550%, 12/01/2033 (A)	299	301
2.300%, 06/01/2027	60	63
1.650%, 02/01/2028	60	60
1.299%, VAR ICE LIBOR USD 3
Month+1.180%, 06/12/2024	462	474
CCO Holdings
4.500%, 05/01/2032	100	104
Charter Communications Operating
6.484%, 10/23/2045	20	28
6.384%, 10/23/2035	580	775
5.750%, 04/01/2048	90	116
5.375%, 04/01/2038	20	25
5.050%, 03/30/2029	40	47
4.908%, 07/23/2025	30	34
4.800%, 03/01/2050	30	35
Comcast
4.700%, 10/15/2048	20	26
4.250%, 10/15/2030	110	130
4.150%, 10/15/2028	40	46
4.000%, 03/01/2048	10	12
3.950%, 10/15/2025	70	78
3.750%, 04/01/2040	10	11
3.450%, 02/01/2050	50	55

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 04/01/2030	$20	$22
3.400%, 07/15/2046	10	11
3.375%, 08/15/2025	60	65
3.300%, 04/01/2027	190	209
3.150%, 03/01/2026	20	22
2.887%, 11/01/2051(A)	224	223
2.800%, 01/15/2051	30	29
2.350%, 01/15/2027	260	274
Fox
5.476%, 01/25/2039	70	91
Sprint Spectrum
4.738%, 03/20/2025(A)	216	230
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	188
T-Mobile USA
3.875%, 04/15/2030	80	90
3.750%, 04/15/2027	10	11
3.500%, 04/15/2025	150	162
3.500%, 04/15/2031(A)	50	53
3.000%, 02/15/2041	10	10
2.875%, 02/15/2031	20	21
2.625%, 02/15/2029	30	30
2.550%, 02/15/2031	20	20
2.250%, 02/15/2026	10	10
2.250%, 11/15/2031	10	10
2.050%, 02/15/2028	10	10
Verizon Communications
5.500%, 03/16/2047	6	9
5.250%, 03/16/2037	20	27
4.862%, 08/21/2046	30	39
4.522%, 09/15/2048	311	391
4.500%, 08/10/2033	170	206
4.329%, 09/21/2028	300	350
4.125%, 08/15/2046	30	35
4.000%, 03/22/2050	30	35
3.500%, 11/01/2024	20	22
3.376%, 02/15/2025	39	42
3.150%, 03/22/2030	30	33
3.000%, 03/22/2027	10	11
2.875%, 11/20/2050	10	10
2.650%, 11/20/2040	70	68
2.625%, 08/15/2026	10	11
2.550%, 03/21/2031	90	93
2.100%, 03/22/2028	30	31
1.750%, 01/20/2031	130	126
1.450%, 03/20/2026	20	20
0.850%, 11/20/2025	10	10
Vodafone Group
4.375%, 05/30/2028	40	46

		6,222

12	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Discretionary — 2.4%
Amazon.com
4.950%, 12/05/2044	$157	$216
4.250%, 08/22/2057	10	13
4.050%, 08/22/2047	30	37
3.875%, 08/22/2037	20	24
3.150%, 08/22/2027	50	55
2.100%, 05/12/2031	20	21
1.500%, 06/03/2030	30	30
1.200%, 06/03/2027	60	60
BMW US Capital
1.850%, 09/15/2021 (A)	10	10
Cox Communications
3.350%, 09/15/2026 (A)	231	251
Dollar General
3.250%, 04/15/2023	10	10
Element Fleet Management
1.600%, 04/06/2024 (A)	491	499
Ford Motor
4.750%, 01/15/2043	20	22
Ford Motor Credit
4.000%, 11/13/2030	200	211
General Motors
6.250%, 10/02/2043	50	68
6.125%, 10/01/2025	20	24
5.400%, 10/02/2023	20	22
5.150%, 04/01/2038	20	24
General Motors Financial
5.100%, 01/17/2024	200	219
4.150%, 06/19/2023	353	373
3.450%, 04/10/2022	10	10
Hanesbrands
5.375%, 05/15/2025 (A)	20	21
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	20	22
5.375%, 05/01/2025 (A)	30	31
Home Depot
3.350%, 04/15/2050	70	78
3.300%, 04/15/2040	198	219
2.700%, 04/15/2030	20	21
2.500%, 04/15/2027	30	32
Las Vegas Sands
3.200%, 08/08/2024	10	10
2.900%, 06/25/2025	210	217
Lennar
5.000%, 06/15/2027	10	12
4.750%, 11/29/2027	20	23
4.500%, 04/30/2024	20	22
Levi Strauss
5.000%, 05/01/2025	4	4
Lowe’s
5.000%, 04/15/2040	53	69

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 04/15/2030	$20	$24
3.700%, 04/15/2046	96	107
McDonald’s MTN
4.200%, 04/01/2050	250	307
3.800%, 04/01/2028	10	11
3.700%, 01/30/2026	10	11
3.600%, 07/01/2030	20	23
3.500%, 03/01/2027	60	66
3.500%, 07/01/2027	214	238
3.300%, 07/01/2025	10	11
1.450%, 09/01/2025	10	10
NIKE
3.375%, 03/27/2050	50	58
3.250%, 03/27/2040	10	11
2.750%, 03/27/2027	20	22
2.400%, 03/27/2025	30	32
Nissan Motor
3.522%, 09/17/2025(A)	200	214
Target
2.250%, 04/15/2025	40	42
Time Warner Cable
7.300%, 07/01/2038	90	131
Time Warner Entertainment
8.375%, 07/15/2033	50	74
Toll Brothers Finance
4.375%, 04/15/2023	20	21
VOC Escrow
5.000%, 02/15/2028(A)	30	30

		4,423

Consumer Staples — 1.8%
Altria Group
6.200%, 02/14/2059	4	5
5.950%, 02/14/2049	20	26
5.800%, 02/14/2039	90	113
4.800%, 02/14/2029	15	17
4.400%, 02/14/2026	37	42
3.875%, 09/16/2046	20	20
2.450%, 02/04/2032	80	78
2.350%, 05/06/2025	10	10
Anheuser-Busch
4.900%, 02/01/2046	568	725
3.650%, 02/01/2026	20	22
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	10	14
4.500%, 06/01/2050	50	62
4.350%, 06/01/2040	50	60
4.000%, 04/13/2028	20	23
3.500%, 06/01/2030	20	22
BAT Capital
4.540%, 08/15/2047	110	118
3.734%, 09/25/2040	30	30

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.557%, 08/15/2027	$40	$43
Cargill
1.375%, 07/23/2023 (A)	30	31
Coca-Cola
3.375%, 03/25/2027	20	22
2.600%, 06/01/2050	20	20
1.450%, 06/01/2027	40	41
Constellation Brands
4.750%, 11/15/2024	80	89
Costco Wholesale
1.600%, 04/20/2030	40	40
1.375%, 06/20/2027	70	71
CVS Health
5.125%, 07/20/2045	60	79
3.875%, 07/20/2025	18	20
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	361	457
6.036%, 12/10/2028	185	217
Danone
2.077%, 11/02/2021 (A)	200	200
Hershey
0.900%, 06/01/2025	10	10
Kraft Heinz Foods
5.500%, 06/01/2050	10	13
5.200%, 07/15/2045	20	26
4.875%, 10/01/2049	20	25
4.375%, 06/01/2046	10	12
4.250%, 03/01/2031	10	11
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	10	11
Mars
3.200%, 04/01/2030 (A)	10	11
2.700%, 04/01/2025 (A)	30	32
Mondelez International
1.500%, 05/04/2025	70	71
PepsiCo
4.600%, 07/17/2045	40	53
3.875%, 03/19/2060	20	25
3.625%, 03/19/2050	10	12
2.875%, 10/15/2049	20	21
1.625%, 05/01/2030	20	20
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	51
2.500%, 11/02/2022	50	51
2.100%, 05/01/2030	20	20
1.125%, 05/01/2023	20	20
Reynolds American
5.850%, 08/15/2045	20	25

		3,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy — 4.7%
Apache
4.750%, 04/15/2043	$10	$11
4.375%, 10/15/2028	130	140
4.250%, 01/15/2044	150	152
BP Capital Markets
3.535%, 11/04/2024	10	11
3.506%, 03/17/2025	100	109
BP Capital Markets America
3.633%, 04/06/2030	20	23
3.588%, 04/14/2027	10	11
3.216%, 11/28/2023	150	158
3.000%, 02/24/2050	50	49
Cameron LNG
3.302%, 01/15/2035 (A)	30	33
2.902%, 07/15/2031 (A)	60	65
Cheniere Energy
4.625%, 10/15/2028	20	21
Cheniere Energy Partners
4.000%, 03/01/2031 (A)	10	11
Chevron
3.078%, 05/11/2050	10	11
2.954%, 05/16/2026	30	33
1.554%, 05/11/2025	50	51
Chevron USA
5.250%, 11/15/2043	10	14
4.950%, 08/15/2047	10	14
3.850%, 01/15/2028	30	34
Cimarex Energy
4.375%, 03/15/2029	160	182
3.900%, 05/15/2027	80	88
ConocoPhillips
4.300%, 08/15/2028 (A)	130	151
3.750%, 10/01/2027 (A)	20	22
Continental Resources
4.900%, 06/01/2044	10	11
4.500%, 04/15/2023	30	31
4.375%, 01/15/2028	30	34
DCP Midstream Operating
6.450%, 11/03/2036 (A)	10	12
Devon Energy
8.250%, 08/01/2023 (A)	30	34
5.850%, 12/15/2025	30	35
5.600%, 07/15/2041	50	62
5.000%, 06/15/2045	140	166
Diamondback Energy
3.500%, 12/01/2029	10	11
3.250%, 12/01/2026	10	11
Ecopetrol
5.875%, 05/28/2045	110	118
Energy Transfer
6.250%, 04/15/2049	40	53

14	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.250%, 04/15/2029	$30	$35
5.000%, 05/15/2050	30	35
4.950%, 06/15/2028	20	23
3.750%, 05/15/2030	110	119
3.450%, 01/15/2023	381	392
2.900%, 05/15/2025	10	10
Enterprise Products Operating
4.850%, 03/15/2044	50	62
4.150%, 10/16/2028	350	402
EOG Resources
4.950%, 04/15/2050	70	94
4.150%, 01/15/2026	20	22
3.900%, 04/01/2035	40	46
Equities
3.900%, 10/01/2027	10	11
3.000%, 10/01/2022	50	51
Exxon Mobil
4.327%, 03/19/2050	30	38
4.114%, 03/01/2046	70	84
3.482%, 03/19/2030	40	45
3.043%, 03/01/2026	40	43
2.992%, 03/19/2025	295	316
1.571%, 04/15/2023	10	10
Halliburton
5.000%, 11/15/2045	40	48
3.800%, 11/15/2025	4	4
Kinder Morgan
5.300%, 12/01/2034	20	25
5.200%, 03/01/2048	10	13
4.300%, 06/01/2025	30	33
4.300%, 03/01/2028	110	126
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	44
3.500%, 09/01/2023	30	31
MEG Energy
5.875%, 02/01/2029 (A)	10	10
MPLX
5.500%, 02/15/2049	30	39
4.875%, 06/01/2025	110	124
4.800%, 02/15/2029	80	94
4.700%, 04/15/2048	60	70
4.500%, 04/15/2038	10	11
Occidental Petroleum
7.875%, 09/15/2031	10	13
7.500%, 05/01/2031	60	78
6.950%, 07/01/2024	10	11
6.200%, 03/15/2040	75	89
5.550%, 03/15/2026	30	33
4.810%, 10/10/2036 (B)	1,026	557
4.625%, 06/15/2045	20	21
4.400%, 04/15/2046	10	10
4.400%, 08/15/2049	70	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.100%, 02/15/2047	$70	$68
3.500%, 08/15/2029	20	21
3.400%, 04/15/2026	20	21
3.200%, 08/15/2026	30	31
3.000%, 02/15/2027	20	20
Pertamina Persero
6.000%, 05/03/2042 (A)	200	251
Petrobras Global Finance BV
7.375%, 01/17/2027	410	502
6.850%, 06/05/2115	50	55
5.750%, 02/01/2029	50	57
Petroleos Mexicanos
6.625%, 06/15/2035	100	97
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	22
Phillips 66 Partners
3.605%, 02/15/2025	95	102
3.550%, 10/01/2026	232	251
Pioneer Natural Resources
2.150%, 01/15/2031	40	39
1.125%, 01/15/2026	10	10
Qatar Petroleum
3.125%, 07/12/2041 (A)	200	206
Range Resources
5.875%, 07/01/2022	4	4
5.000%, 03/15/2023	8	8
4.875%, 05/15/2025	30	31
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	33
3.900%, 05/17/2028 (A)	471	527
Shell International Finance BV
4.375%, 05/11/2045	50	62
4.000%, 05/10/2046	50	60
3.250%, 04/06/2050	50	54
2.875%, 05/10/2026	60	65
2.750%, 04/06/2030	20	21
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	218
Targa Resources Partners
5.500%, 03/01/2030	20	22
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	30	33
Tennessee Gas Pipeline
2.900%, 03/01/2030 (A)	30	31
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	63
Western Midstream Operating
6.500%, 02/01/2050	20	24
5.300%, 02/01/2030	100	112
4.500%, 03/01/2028	10	11
4.350%, 02/01/2025	30	32

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.229%, VAR ICE LIBOR USD 3 Month+2.100%, 01/13/2023	$10	$10
Williams
7.875%, 09/01/2021	30	30
7.750%, 06/15/2031	140	197
7.500%, 01/15/2031	10	14
3.700%, 01/15/2023	20	21

		8,811

Financials — 10.6%
AIA Group MTN
3.200%, 03/11/2025 (A)	270	287
Ambac Assurance
5.100%(A)(C)	—	—
American International Group
3.750%, 07/10/2025	40	44
2.500%, 06/30/2025	464	488
Aviation Capital Group
1.950%, 01/30/2026 (A)	301	303
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	46
3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2042	185	199
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	99	102
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	90	93
Bank of America MTN
5.000%, 01/21/2044	20	27
4.450%, 03/03/2026	10	11
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	478	598
4.250%, 10/22/2026	50	57
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	110	133
4.000%, 01/22/2025	300	328
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	150	169
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	90	99
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	70	73
3.500%, 04/19/2026	224	247
Bank of Montreal MTN
1.850%, 05/01/2025	70	72
Bank of New York Mellon MTN
1.600%, 04/24/2025	20	21
Bank of Nova Scotia
1.300%, 06/11/2025	40	41

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Barclays
5.088%, VAR ICE LIBOR USD 3 Month+3.054%, 06/20/2030	$200	$233
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	235
Blackstone Holdings Finance
6.250%, 08/15/2042 (A)	118	176
5.000%, 06/15/2044 (A)	200	272
BNP Paribas
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (A)	200	218
4.400%, 08/14/2028 (A)	200	231
Brighthouse Financial
4.700%, 06/22/2047	5	6
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	40
Capital One Financial
3.900%, 01/29/2024	700	751
Citigroup
8.125%, 07/15/2039	60	103
4.650%, 07/23/2048	180	239
4.450%, 09/29/2027	90	103
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	233	273
4.125%, 07/25/2028	90	102
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/2030	110	125
3.700%, 01/12/2026	100	111
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/2028	148	163
3.400%, 05/01/2026	510	559
3.106%, VAR United States Secured Overnight Financing Rate+2.842%, 04/08/2026	30	32
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	10	10
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	40	41
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	280
3.875%, 09/26/2023 (A)	392	419
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Yr Curr+6.185%(A)(C)	260	316
Credit Suisse Group
4.550%, 04/17/2026	250	283
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (A)	250	283

16	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.305%, VAR United States Secured Overnight Financing Rate+0.980%, 02/02/2027 (A)	$250	$246
Danske Bank
5.000%, 01/12/2022 (A)	200	203
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	390	423
Guardian Life Global Funding
1.100%, 06/23/2025 (A)	10	10
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	200	205
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	217
JPMorgan Chase
4.950%, 06/01/2045	100	133
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	298	353
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	590	678
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	200	215
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	210	232
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	10	10
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	130	135
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	60	62
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	100	102
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	284
KKR Group Finance VIII
3.500%, 08/25/2050 (A)	137	147
Liberty Mutual Group
4.569%, 02/01/2029 (A)	349	410
4.250%, 06/15/2023 (A)	90	96
Lincoln National
3.400%, 01/15/2031	209	230
Lloyds Banking Group
4.375%, 03/22/2028	200	230
3.900%, 03/12/2024	536	579
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	200	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate+1.069%, 01/12/2027 (A)	$302	$301
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (A)	471	496
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	144	155
Metropolitan Life Insurance
7.800%, 11/01/2025 (A)	267	335
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Moody’s
3.250%, 05/20/2050	235	249
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	40	42
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	90	101
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	384	430
3.125%, 07/27/2026	450	488
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	100	104
National Securities Clearing
1.500%, 04/23/2025 (A)	250	255
Natwest Group
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	200	213
New York Life Global Funding
0.950%, 06/24/2025 (A)	30	30
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	4	4
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	225	246
Principal Life Global Funding II
1.250%, 06/23/2025 (A)	10	10
Royal Bank of Canada MTN
1.600%, 04/17/2023	60	61
1.150%, 06/10/2025	40	40
Santander Holdings USA
4.500%, 07/17/2025	10	11
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031	110	122

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.901%, VAR United States Secured Overnight Financing Rate+2.600%, 03/30/2026	$95	$101
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	90	118
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	30	30
0.750%, 06/12/2023	80	81
UBS MTN
4.500%, 06/26/2048 (A)	200	268
UBS Group
1.364%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.080%, 01/30/2027 (A)	200	200
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	449	503
US Bancorp
1.450%, 05/12/2025	30	31
WEA Finance
3.750%, 09/17/2024 (A)	200	213

		19,703

Health Care — 1.4%
Abbott Laboratories
4.900%, 11/30/2046	40	56
4.750%, 11/30/2036	10	13
3.750%, 11/30/2026	43	49
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	30	34
3.350%, 12/01/2024	20	22
2.950%, 12/01/2022	50	51
Cigna
4.800%, 08/15/2038	100	125
4.375%, 10/15/2028	160	187
4.125%, 11/15/2025	377	421
3.750%, 07/15/2023	14	15
3.400%, 03/01/2027	441	486
CVS Health
5.050%, 03/25/2048	90	119
4.300%, 03/25/2028	30	35
4.250%, 04/01/2050	70	85
4.125%, 04/01/2040	10	12
3.750%, 04/01/2030	30	34
3.625%, 04/01/2027	30	33
2.125%, 09/15/2031	30	30
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	55
Humana
4.500%, 04/01/2025	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Medtronic
3.500%, 03/15/2025	$16	$17
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	436
SSM Health Care
3.688%, 06/01/2023	248	260

		2,596

Industrials — 2.9%
3M
3.700%, 04/15/2050	100	119
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	229	234
Air Lease
3.375%, 07/01/2025	20	21
Canadian National Railway
3.650%, 02/03/2048	151	171
Canadian Pacific Railway
6.125%, 09/15/2115	167	264
Carrier Global
2.700%, 02/15/2031	10	10
Cintas No. 2
3.700%, 04/01/2027	30	34
2.900%, 04/01/2022	20	20
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	149	157
CSX
3.800%, 04/15/2050	331	384
Deere
3.750%, 04/15/2050	40	49
3.100%, 04/15/2030	10	11
Delta Air Lines
7.375%, 01/15/2026	30	35
7.000%, 05/01/2025 (A)	190	222
4.750%, 10/20/2028 (A)	30	34
4.500%, 10/20/2025 (A)	30	32
3.625%, 03/15/2022	20	20
2.900%, 10/28/2024	40	41
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	160	160
Eaton
4.150%, 11/02/2042	70	85
FedEx
5.250%, 05/15/2050	88	121
4.050%, 02/15/2048	237	275
Ferguson Finance
4.500%, 10/24/2028 (A)	394	459
3.250%, 06/02/2030 (A)	230	250

18	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GFL Environmental
4.250%, 06/01/2025 (A)	$20	$21
International Lease Finance
5.875%, 08/15/2022	50	53
Mileage Plus Holdings
6.500%, 06/20/2027 (A)	40	44
Norfolk Southern
4.837%, 10/01/2041	200	261
Penske Truck Leasing LP
3.900%, 02/01/2024 (A)	457	489
Republic Services
2.500%, 08/15/2024	20	21
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	167	172
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	24	27
United Airlines
4.625%, 04/15/2029 (A)	30	31
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	560	593
United Parcel Service
5.300%, 04/01/2050	66	98
United Rentals North America
3.875%, 02/15/2031	100	104
Verisk Analytics
3.625%, 05/15/2050	202	220

		5,342

Information Technology — 1.4%
Apple
3.850%, 08/04/2046	156	186
3.200%, 05/13/2025	80	87
1.125%, 05/11/2025	40	40
Broadcom
4.750%, 04/15/2029	253	294
4.700%, 04/15/2025	40	45
4.110%, 09/15/2028	237	266
3.150%, 11/15/2025	110	118
1.950%, 02/15/2028 (A)	139	139
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	295
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	71
Lam Research
2.875%, 06/15/2050	92	95
Mastercard
3.850%, 03/26/2050	10	12
Micron Technology
2.497%, 04/24/2023	30	31

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NVIDIA
3.700%, 04/01/2060	$50	$60
3.500%, 04/01/2040	70	80
3.500%, 04/01/2050	70	80
2.850%, 04/01/2030	20	22
NXP BV
4.625%, 06/01/2023 (A)	215	230
2.700%, 05/01/2025 (A)	30	32
PayPal Holdings
1.650%, 06/01/2025	30	31
1.350%, 06/01/2023	30	30
Prosus MTN
3.061%, 07/13/2031 (A)	200	196
salesforce.com
3.250%, 04/11/2023	40	42
Sprint Capital
8.750%, 03/15/2032	10	15
Texas Instruments
1.750%, 05/04/2030	20	20
Visa
4.300%, 12/14/2045	50	64
3.150%, 12/14/2025	70	76
2.050%, 04/15/2030	20	21

		2,678

Materials — 0.6%
Anglo American Capital
3.625%, 09/11/2024 (A)	200	216
Barrick North America Finance
5.700%, 05/30/2041	60	83
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (A)	200	222
Freeport-McMoRan
5.450%, 03/15/2043	60	77
4.625%, 08/01/2030	10	11
4.550%, 11/14/2024	10	11
Glencore Funding
4.125%, 05/30/2023 (A)	70	74
4.000%, 03/27/2027 (A)	140	155
Southern Copper
5.250%, 11/08/2042	120	154
Suzano Austria GmbH
3.750%, 01/15/2031	90	95
3.125%, 01/15/2032	20	20
Vale Overseas
6.875%, 11/21/2036	10	14
WestRock RKT
4.000%, 03/01/2023	10	10

		1,142

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 0.7%
Digital Realty Trust
4.750%, 10/01/2025	$145	$164
3.700%, 08/15/2027	311	349
Federal Realty Investment Trust
1.250%, 02/15/2026	264	263
Simon Property Group
1.750%, 02/01/2028	501	503

		1,279

Utilities — 2.4%
Aquarion
4.000%, 08/15/2024 (A)	192	207
Berkshire Hathaway Energy
4.450%, 01/15/2049	600	756
Consolidated Edison of New York
3.950%, 04/01/2050	20	23
3.350%, 04/01/2030	20	22
Duke Energy Carolinas
3.950%, 03/15/2048	98	117
Duke Energy Florida
3.200%, 01/15/2027	230	253
Duke Energy Ohio
3.650%, 02/01/2029	50	56
Eversource Energy
3.150%, 01/15/2025	111	119
Exelon
5.625%, 06/15/2035	60	80
5.100%, 06/15/2045	328	439
4.700%, 04/15/2050	69	88
FirstEnergy
7.375%, 11/15/2031	270	377
5.350%, 07/15/2047	100	125
4.400%, 07/15/2027	50	56
1.600%, 01/15/2026	20	20
Interstate Power and Light
2.300%, 06/01/2030	295	300
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	323
NSTAR Electric
3.950%, 04/01/2030	230	267
Pacific Gas and Electric
3.300%, 08/01/2040	10	9
2.500%, 02/01/2031	20	19
2.100%, 08/01/2027	20	19
1.750%, 06/16/2022	60	60
Southern
3.250%, 07/01/2026	415	450
Virginia Electric & Power
3.150%, 01/15/2026	124	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xcel Energy
3.400%, 06/01/2030	$188	$208

		4,528

Total Corporate Obligations (Cost $55,439) ($ Thousands)		59,971

MORTGAGE-BACKED SECURITIES — 29.8%

Agency Mortgage-Backed Obligations — 21.1%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	414	492
5.500%, 04/01/2030	129	144
5.000%, 06/01/2041 to 01/01/2049	359	397
4.500%, 06/01/2038 to 10/01/2048	694	767
4.000%, 07/01/2037 to 06/01/2048	944	1,034
3.500%, 04/01/2033 to 03/01/2050	1,276	1,365
3.000%, 09/01/2036 to 10/01/2050	3,342	3,565
2.500%, 01/01/2050 to 07/01/2051	2,256	2,355
2.000%, 09/01/2041 to 05/01/2051	1,735	1,770
FHLMC ARM
2.771%, VAR ICE LIBOR USD 12 Month+1.653%, 01/01/2049	213	221
2.008%, VAR ICE LIBOR USD 12 Month+1.596%, 06/01/2047	203	211
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.807%, 02/15/2038 (D)	32	2
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.705%, 04/15/2041 (D)	143	8
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.756%, 11/15/2038 (D)	141	8
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	22	23
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	93	14
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	95	12
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.447%, 07/25/2035 (D)	240	35
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.707%, 12/25/2035 (D)	2,116	143
FNMA
5.000%, 10/01/2048 to 03/01/2050	261	286
4.500%, 07/01/2033 to 01/01/2059	2,694	2,972
4.000%, 01/01/2037 to 06/01/2057	2,743	2,986
3.500%, 12/01/2034 to 04/01/2050	3,150	3,392
3.160%, 05/01/2029	19	22
3.000%, 11/01/2034 to 09/01/2051	3,954	4,206
2.810%, 04/01/2025	40	43

20	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.790%, 08/01/2029	$100	$110
2.500%, 08/01/2035 to 07/01/2051	3,176	3,328
2.260%, 04/01/2030	97	103
2.000%, 08/01/2050 to 08/01/2051	2,255	2,293
FNMA ARM
2.664%, VAR ICE LIBOR USD 12 Month+1.589%, 04/01/2047	261	272
FNMA CMO, Ser 2015-55, Cl IO, IO
1.458%, 08/25/2055 (D)	143	6
FNMA CMO, Ser 2015-56, Cl AS, IO
6.066%, VAR ICE LIBOR USD 1 Month+6.150%, 08/25/2045	164	40
FNMA CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	195	24
FNMA TBA
2.000%, 09/15/2051	600	608
1.500%, 09/15/2036 to 09/15/2051	800	809
FNMA, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	40	47
FNMA, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	70	79
FNMA, Ser 2019-M6, Cl A2
3.450%, 01/01/2029	70	79
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039 (D)	242	249
GNMA
4.500%, 01/15/2042 to 02/20/2050	1,158	1,276
4.000%, 08/15/2045 to 04/20/2050	545	594
3.500%, 04/20/2046 to 10/20/2050	635	676
3.000%, 09/15/2042 to 04/20/2048	540	568
2.000%, 12/20/2050	191	195
GNMA CMO, Ser 2007-51, Cl SG, IO
6.492%, VAR ICE LIBOR USD 1 Month+6.580%, 08/20/2037	9	1
GNMA CMO, Ser 2012-34, Cl SA, IO
5.962%, VAR ICE LIBOR USD 1 Month+6.050%, 03/20/2042	93	21
GNMA CMO, Ser 2012-43, Cl SN, IO
6.505%, VAR ICE LIBOR USD 1 Month+6.600%, 04/16/2042	77	19
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.747%, VAR ICE LIBOR USD 1 Month0.000%, 10/20/2062	59	3
GNMA CMO, Ser 2014-118, Cl HS, IO
6.112%, VAR ICE LIBOR USD 1 Month+6.200%, 08/20/2044	159	36
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	95	12
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	96	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-H09, Cl FL
1.238%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	$90	$95
GNMA TBA
2.500%, 09/15/2051	600	622
2.000%, 09/15/2051	400	408
GNMA, Ser 2018-130, Cl A
3.250%, 05/16/2059	23	23
GNMA, Ser 2020-178, Cl IO, IO
1.415%, 10/16/2060 (D)	1,207	130

		39,212

Non-Agency Mortgage-Backed Obligations — 8.7%
BANK, Ser 2017-BNK8, Cl XA, IO
0.865%, 11/15/2050 (D)	1,633	63
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(D)	140	144
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034	59	58
Benchmark Mortgage Trust, Ser 2019-B15, Cl A5
2.928%, 12/15/2072	183	198
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	409
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	481
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.016%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (A)	441	441
BXP Trust, Ser 2017-CQHP, Cl A
0.946%, VAR ICE LIBOR USD 1 Month+0.850%, 11/15/2034 (A)	190	188
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.354%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (A)	64	64
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.635%, 05/25/2035 (A)(D)	195	178
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050 (A)(D)	180	184
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046 (A)	100	102
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	58	59
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (D)	90	98

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	$417	$457
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.746%, VAR ICE LIBOR USD 1 Month+2.650%, 05/15/2036 (A)	190	191
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057 (D)	210	224
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (A)	100	104
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(D)	203	208
CSMC Trust, Ser 2020-FACT, Cl F
6.253%, VAR ICE LIBOR USD 1 Month+6.157%, 10/15/2037 (A)	250	256
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(D)	63	64
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl B1
2.384%, VAR ICE LIBOR USD 1 Month+2.300%, 01/25/2050 (A)	180	179
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
1.784%, VAR ICE LIBOR USD 1 Month+1.700%, 01/25/2050 (A)	150	150
FHLMC STACR Risk Debt Notes, Ser 2016-DNA2, Cl M3
4.734%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	230	239
Flagstar Mortgage Trust, Ser 2021-6INV, Cl A4
2.500%, 08/25/2051 (A)(D)	641	654
Flagstar Mortgage Trust, Ser 2021-8INV, Cl A3
2.500%, 09/25/2051 (A)(D)	280	285
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
2.684%, VAR ICE LIBOR USD 1 Month+2.600%, 05/25/2024	130	131
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.334%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	32	33
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.084%, VAR ICE LIBOR USD 1 Month+3.000%, 10/25/2029	186	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
2.434%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	$193	$195
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
1.646%, VAR ICE LIBOR USD 1 Month+1.550%, 09/15/2031 (A)	190	171
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	94	26
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	92	92
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	201
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	97	97
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 09/15/2031	190	152
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	260	263
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.983%, 10/25/2050 (A)(D)	204	208
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A2
2.500%, 06/25/2051 (A)(D)	337	343
Impac CMB Trust, Ser 2005-4, Cl 1M1
0.729%, VAR ICE LIBOR USD 1 Month+0.430%, 05/25/2035	33	32
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
1.734%, VAR ICE LIBOR USD 1 Month+1.650%, 08/25/2036	173	174
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.992%, 10/15/2050 (D)	1,399	58
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	153	155
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	109	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
4.660%, VAR ICE LIBOR USD 1 Month+3.160%, 06/15/2035 (A)	250	65

22	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
2.946%, VAR ICE LIBOR USD 1 Month+2.850%, 12/15/2036 (A)	$270	$250
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	110	101
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(D)	31	32
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050 (A)(D)	129	130
JPMorgan Mortgage Trust, Ser 2021-3, Cl A3
2.500%, 07/01/2051 (A)(D)	383	391
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl A
0.646%, VAR ICE LIBOR USD 1 Month+0.550%, 12/15/2037 (A)	348	348
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050 (A)(D)	161	165
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	345	354
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.282%, 07/15/2050 (D)	100	107
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	283	304
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.470%, 12/12/2049 (D)	22	12
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.496%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (A)	140	137
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(D)	110	114
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036 (A)	110	113
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059 (A)(D)	219	239
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059 (A)(D)	219	239
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(D)	102	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	$133	$139
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059 (A)(D)	46	46
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057 (D)	249	261
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	334	352
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	297	314
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	207	212
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	181	184
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	268	272
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(D)	13	13
Sequoia Mortgage Trust, Ser 2020-1, Cl A4
3.500%, 02/25/2050 (A)(D)	19	19
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051 (A)(D)	383	391
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	508	511
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	601
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
0.544%, VAR ICE LIBOR USD 1 Month+0.460%, 04/25/2045	157	155
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (D)	270	292
Wells Fargo Commercial Mortgage Trust, Ser 2021-C59, Cl A5
2.626%, 04/15/2054	475	502

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES(continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	$442	$474

		16,252

Total Mortgage-Backed Securities (Cost $54,919) ($ Thousands)		55,464

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Bills
0.064%, 08/11/2022(B)	230	230
0.052%, 03/03/2022(B)	1,230	1,230
0.046%, 02/24/2022(B)	250	250
U.S. Treasury Bond STRIPS
2.376%, 05/15/2049(B)	410	237
U.S. Treasury Bonds
3.750%, 11/15/2043	950	1,278
3.125%, 05/15/2048	620	779
2.875%, 08/15/2045	70	83
2.875%, 05/15/2049	70	85
2.750%, 08/15/2047	970	1,137
2.375%, 05/15/2051	460	508
2.250%, 05/15/2041	10	11
2.250%, 08/15/2049	120	128
2.000%, 02/15/2050	330	335
2.000%, 08/15/2051	148	151
1.875%, 02/15/2051	5,273	5,205
1.625%, 11/15/2050	2,680	2,494
1.375%, 08/15/2050	3,706	3,242
1.250%, 05/15/2050	1,490	1,263
1.125%, 08/15/2040	4,595	4,079
U.S. Treasury Inflation Protected Securities
1.750%, 01/15/2028	156	190
1.375%, 02/15/2044	117	164
1.000%, 02/15/2049	112	155
0.125%, 01/15/2030	412	459
U.S. Treasury Notes
1.625%, 05/15/2031	3,890	4,011
1.250%, 03/31/2028	580	588
1.250%, 04/30/2028	810	821
1.250%, 05/31/2028	640	648
1.250%, 06/30/2028	320	324
1.250%, 08/15/2031	653	649
1.125%, 08/31/2028	430	431
1.125%, 02/15/2031	2,173	2,144
1.000%, 07/31/2028	640	637
0.750%, 04/30/2026	900	901
0.625%, 07/31/2026	359	357
0.375%, 04/15/2024	720	721
0.375%, 01/31/2026	180	177

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.250%, 05/31/2025	$40	$40
0.250%, 06/30/2025	250	247
0.250%, 08/31/2025	140	138
0.250%, 10/31/2025	100	98

Total U.S. Treasury Obligations (Cost $35,743) ($ Thousands)		36,625

ASSET-BACKED SECURITIES — 9.5%

Automotive — 1.5%
Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (A)	130	131
Ford Credit Auto Lease Trust, Ser 2020-A, Cl A3
1.850%, 03/15/2023	290	291
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	400	417
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/2033 (A)	254	257
Ford Credit Floorplan Master Owner Trust, Ser 2018-3, Cl A1
3.520%, 10/15/2023	585	587
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	172
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (A)	100	101
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (A)	456	458
World Omni Auto Receivables Trust, Ser 2020-A, Cl A3
1.700%, 01/17/2023	463	469

		2,883

Mortgage Related Securities — 0.4%
Asset-Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
0.224%, VAR ICE LIBOR USD 1 Month+0.140%, 12/25/2036	157	153
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
0.939%, VAR ICE LIBOR USD 1 Month+0.855%, 08/25/2034	253	252

24	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
0.984%, VAR ICE LIBOR USD 1 Month+0.900%, 08/25/2034	$176	$174
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037	82	84

		663

Other Asset-Backed Securities — 7.6%
AMSR Trust, Ser 2020-SFR4, Cl A
1.355%, 11/17/2037 (A)	253	254
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (A)	139	141
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	47
CCG Receivables Trust, Ser 2019-1, Cl A2
2.800%, 09/14/2026 (A)	55	56
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (A)	176	180
CF Hippolyta, Ser 2021-1A, Cl A1
1.530%, 03/15/2061 (A)	348	354
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
1.584%, VAR ICE LIBOR USD 1 Month+1.500%, 10/25/2037 (A)	120	122
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (A)	379	381
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (A)	244	246
DB Master Finance, Ser 2019-1A, Cl A2I
3.787%, 05/20/2049 (A)	222	224
DLLAA, Ser 2021-1A, Cl A3
0.670%, 04/17/2026 (A)	487	488
Domino’s Pizza Master Issuer, Ser 2019-1A, Cl A2
3.668%, 10/25/2049 (A)	79	85
Domino’s Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (A)	367	381
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A2
0.204%, VAR ICE LIBOR USD 1 Month+0.120%, 11/25/2036	88	84
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
0.244%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	129	128
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (A)	220	220

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	$251	$252
GMF Floorplan Owner Revolving Trust, Ser 2018-4, Cl A1
3.500%, 09/15/2023 (A)	255	255
JPMorgan Mortgage Acquisition, Ser 2005-OPT2, Cl M4
1.014%, VAR ICE LIBOR USD 1 Month+0.930%, 12/25/2035	180	180
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
1.014%, VAR ICE LIBOR USD 1 Month+0.930%, 07/25/2035	276	276
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
0.444%, VAR ICE LIBOR USD 1 Month+0.360%, 01/26/2032	250	206
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.434%, VAR ICE LIBOR USD 1 Month+1.350%, 06/25/2065 (A)	168	171
NextGear Floorplan Master Owner Trust, Ser 2018-2A, Cl A2
3.690%, 10/15/2023 (A)	377	378
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (A)	347	352
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (A)	470	477
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A2
1.930%, 01/20/2051 (A)	464	468
Palmer Square CLO, Ser 2021-2A, Cl A1A3
1.134%, VAR ICE LIBOR USD 3 Month+1.000%, 10/17/2031 (A)	330	330
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (A)	407	408
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (A)	351	357
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (A)	273	276
RAMP Trust, Ser 2006-RZ3, Cl M1
0.434%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2036	376	372
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (A)	170	181
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (A)	466	467

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.789%, VAR ICE LIBOR USD 3 Month+0.670%, 12/17/2068 (A)	$130	$130
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (A)	53	55
Sofi Professional Loan Program Trust, Ser 2020-A, Cl A1FX
2.060%, 05/15/2046 (A)	56	56
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (A)	159	164
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.804%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	172	170
Structured Asset Securities Mortgage LoanTrust, Ser 2007-WF1, Cl A1
0.504%, VAR ICE LIBOR USD 1 Month+0.420%, 02/25/2037	202	199
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	283	285
Tricon American Homes Trust, Ser 2020-SFR1, Cl A
1.499%, 07/17/2038 (A)	260	261
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (A)	256	255
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	51	56
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	234	251
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	111	119
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	446	479
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	418	448
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	120	129
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	218	235
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	226	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	$345	$379
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	225	250
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	27	29
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	26	29
Vantage Data Centers Issuer, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (A)	380	394
Vantage Data Centers, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (A)	387	387
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	236	240
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (A)	145	154

		14,197

Total Asset-Backed Securities (Cost $17,539) ($ Thousands)		17,743

LOAN PARTICIPATIONS — 3.0%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien	71	69
1.835%, VAR LIBOR+1.750%, 11/19/2026
Aecom Technology, 1st Lien
1.835%, 04/13/2028	10	10
Air Canada, 1st Lien
4.250%, 07/27/2028	30	30
Allied Universal Holdco LLC, Initial Term Loan, 1st Lien
4.250%, 05/12/2028	98	98
Amwins Group Inc, 1st Lien
3.000%, 02/19/2028	34	33
Amwins Group Inc., Term Loan, 1st Lien
3.000%, 02/19/2028	6	6
APi Group, Term Loan B, 1st Lien
2.585%, 10/01/2026	95	94
Aramark Services, B4 Cov-Lite, 1st Lien
1.835%, VAR LIBOR+1.750%, 01/15/2027
Asplundh Tree Expert, LLC, 1st Lien
1.835%, 09/07/2027	30	30

26	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion LLC, B-8 Term Loan, 1st Lien
3.335%, 12/23/2026	$44	$44
Asurion LLC, B-9 Term Loan, 1st Lien
3.335%, 07/31/2027	30	29
Asurion, LLC (fka Asurion Corporation), New B-7 Term Loan, 1st Lien
3.085%, VAR LIBOR+3.000%, 11/03/2024	49	48
Athenahealth Inc, Term B-1 Loan, 1st Lien
4.377%, 02/11/2026	128	128
Atlantic Aviation FBO Inc., Term Loan, 1st Lien
3.840%, VAR LIBOR+3.750%, 12/06/2025	10	10
Bass Pro Group, Term Loan B, 1st Lien
5.000%, 03/06/2028	30	30
Berry Global, Inc., 1st Lien
1.856%, 07/01/2026	51	50
BJ’s Wholesale Club, Inc., Tranche B Term Loan, 1st Lien
2.097%, 01/27/2024 (D)	6	6
Brightspring Health, Cov-Lite, 1st Lien
3.596%, 03/05/2026	40	40
Brightview Landscapes, LLC, Initial Term Loan (2018), 1st Lien
2.625%, VAR LIBOR+2.500%, 08/15/2025	19	19
Brookfield Wec Holdings Inc., Initial Term Loan, 1st Lien
3.250%, 08/01/2025 (D)	20	20
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
2.835%, VAR LIBOR+2.750%, 12/23/2024	66	66
Caesars Resort Collection, LLC, 1st Lien
4.585%, 07/21/2025	50	50
Change Healthcare Holdings, 1st Lien
3.500%, 03/01/2024	3	3
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR ICE LIBOR USD 1 Month+2.500%, 03/01/2024	104	104
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.840%, 02/01/2027	10	10
Charter Communications, Term Loan, 1st Lien
1.840%, 04/30/2025	116	115
Citadel Securities, 1st Lien
2.585%, 02/02/2028	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR+2.250% 04/18/2024	$149	$149
Clarios Global, 1st Lien
3.335%, 04/30/2026	92	91
Cloudera, Inc., 1st Lien
3.750%, 08/10/2028	30	30
CSC Holdings, LLC, 1st Lien
2.345%, 01/15/2026	10	10
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
2.595%, VAR LIBOR+2.500%, 04/15/2027	10	10
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.085%, VAR LIBOR+4.000%, 10/16/2026	109	108
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
5.250%, 04/09/2027	79	79
Dell International LLC, Refinancing Term B-2 Loan, 1st Lien
2.000%, 09/19/2025	44	44
Energizer Holdings, 1st Lien
2.750%, 12/22/2027	20	20
Entain PLC, Facility B, 1st Lien
2.500%, 03/29/2027	20	20
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.585%, VAR LIBOR+2.500%, 11/18/2024	25	25
Eyecare Partners, LLC, Term Loan, 1st Lien
3.857%, 02/18/2027	30	29
First Eagles Holdings, Inc., Term Loan
2.647%, 02/01/2027	19	19
Fleetcor Technologies Operating Company LLC, 1st Lien
1.835%, 04/28/2028	30	30
Focus Financial Partners, LLC, Term Loan 1st Lien
2.085%, 07/03/2024	49	49
Froneri International Limited, Facility B2, 1st Lien
2.335%, VAR LIBOR+2.250%, 01/29/2027	40	39
Garda World Security Corp, Term Loan B, 1st Lien
4.340%, 10/30/2026	14	14
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
2.147%, VAR LIBOR+2.000%, 12/30/2026	109	107

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
GFL Environmental, Refinancing Term Loan, 1st Lien
3.500%, 05/30/2025 (D)	$10	$10
Global Medical, Term Loan B, 1st Lien
5.750%, 10/02/2025	88	88
Go Daddy Operating Company LLC, Tranche B-1 Term Loan, 1st Lien
1.835%, 02/15/2024 (D)	13	13
Go Daddy, Tranche B-L Loan, 1st Lien
1.835%, 02/15/2024 (D)	7	7
Golden Nugget, Inc., Initial Term Loan B, 1st Lien
3.250%, VAR LIBOR+0.070%, 10/04/2023	3	3
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.082%, VAR LIBOR+2.000%,11/15/2027	99	97
Harbor Freight Tools, Cov-Lite, Term Loan B, 1st Lien
3.250%, 10/19/2027	40	40
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
1.834%, VAR LIBOR+1.750%, 06/22/2026	112	111
Horizon Therapeutics, 1st Lien
2.500%, 03/15/2028	50	50
Hudson River, 1st Lien
3.085%, 03/20/2028	40	39
Icon, Cov-Lite, Term Loan B, 1st Lien
3.000%, 07/03/2028	16	16
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.084%, VAR LIBOR+3.000%, 05/01/2026	65	64
Ineos Styrolution Group, Tranche B Dollar Term Loan, 1st Lien
3.250%, 01/29/2026	40	40
Intrawest, Term Loan B-1, 2nd Lien
2.835%, VAR LIBOR+2.750%, 07/31/2024	39	38
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.835%, 01/26/2028	59	58
Jazz Pharmaceuticals, Inc., 1st Lien
4.000%, 05/05/2028	90	90
Level 3 Financing, Inc., Tranche B Loan, 1st Lien
1.835%, VAR LIBOR+1.750%, 03/01/2027	85	83
LifePoint Health, Term Loan, 1st Lien
3.835%, 11/16/2025	85	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MA Financeco., LLC, Tranche B-3 TermLoan, 1st Lien
2.835%, VAR LIBOR+2.500%, 06/21/2024	$1	$1
McAfee, 1st Lien
5.750%, 07/27/2028	120	120
Michaels Stores Inc., 1st Lien
5.000%, 04/15/2028	40	40
Milano Acquistion, Term B Loan, 1st Lien
4.750%, 10/01/2027	90	90
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/2023	—	—
MSG National, 1st Lien
3.000%, 07/03/2028	64	64
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
2.596%, VAR LIBOR+2.750%, 09/18/2026	114	114
Numericable U.S. LLC, USD TLB-12 Term Loan, 1st Lien
3.814%, VAR LIBOR+3.688%, 01/31/2026	39	39
Option Care Health, Inc., Term B Loan, 1st Lien
3.835%, VAR LIBOR+4.500%, 08/06/2026	39	39
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.585%, VAR LIBOR+2.500%, 05/29/2026	34	34
Peraton Corp, 1st Lien
4.500%, 02/01/2028	90	90
Petco Health & Wellness, Tem Loan B, 1st Lien
4.000%, 03/03/2028	50	50
Phoenix Guarantor Inc., Tranche B-1 TermLoan, 1st Lien
3.339%, VAR LIBOR+3.250%, 03/05/2026	59	58
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1st Lien
2.083%, 07/28/2028	140	139
PPD Inc., Initial Term Loan, 1st Lien
2.500%, 01/13/2028	100	99
Prime Security Services Borrower, LLC, Refinancing Term B-1 Loan, 1st Lien
3.500%, 09/23/2026	103	103
Quikrete Holding, Term Loan B, 1st Lien
3.000%, 02/21/2028	30	30

28	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Rackspace Technology Global, Inc. Term B Loan, 1st Lien
3.500%, 02/15/2028	$50	$49
Realpage Inc, 1st Lien
3.750%, 04/24/2028	80	79
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
1.835%, VAR LIBOR+1.750% 02/04/2027	99	99
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
2.835%, VAR LIBOR+2.750%, 02/05/2023	23	22
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.835%, VAR LIBOR+2.750%, 08/14/2024	76	75
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.835%, VAR LIBOR+2.500%, 06/21/2024	9	9
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
3.250%, 12/11/2026 (D)	90	89
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
2.500%, VAR LIBOR+2.250%, 02/08/2027	50	49
Terrier Media Buyer, Term B Loan, 1st Lien
3.585%, 12/17/2026	39	39
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.835%, VAR LIBOR+1.750%, 11/16/2026	52	51
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.335%, 12/09/2025	10	10
Triton Water, 1st Lien
4.000%, 03/31/2028	60	60
UFC Holdings, LLC, 1st Lien
3.500%, 04/29/2026	27	26
United Airlines Inc., 1st Lien
4.500%, 04/21/2028	70	70
Univision, Cov-Lite, Term Loan B, 1st Lien
4.000%, 03/15/2026	57	57
US Foods, Inc. (aka U.S. Foodservice, Inc.), Initial Term Loan, 1st Lien
1.835%, 06/27/2023 (D)	27	26
Verscend, 1st Lien
4.085%, 08/27/2025	50	50
VFH Parent LLC, Initial Term Loan, 1st Lien
3.088%, VAR LIBOR+3.000%, 03/01/2026	84	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
VICI Properties 1 LLC, Term B Loan, 1st Lien
1.838%, VAR LIBOR+1.750%, 12/20/2024	$100	$99
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
2.596%, VAR LIBOR+2.500%, 01/31/2028	105	104
Western Digital Corporation, U.S. Term B-4 Loan, 1st Lien
1.838%, VAR LIBOR+1.750%, 04/29/2023	13	13
XPO Logistics, Inc., Refinancing Term Loan (2018)
1.881%, VAR LIBOR+0.053%, 02/24/2025	40	40
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
3.085%, 03/09/2027	60	59
Zebra Buyer LLC, 1st Lien
3.250%, 04/21/2028	40	40
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.596%, VAR LIBOR+2.500%, 04/30/2028	80	79

Total Loan Participations (Cost $5,519) ($ Thousands)		5,497

SOVEREIGN DEBT — 2.0%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (A)	400	409
Argentine Republic Government International Bond
3.500%, 07/09/2022	20	8
1.500%, 07/09/2022	136	47
1.000%, 07/09/2029	14	6
0.750%, 07/09/2023	204	80
Brazilian Government International Bond
4.750%, 01/14/2050	200	189
4.625%, 01/13/2028	290	313
Colombia Government International Bond
5.625%, 02/26/2044	200	223
Egypt Government International Bond
5.577%, 02/21/2023 (A)	200	209
Indonesia Government International Bond
4.350%, 01/11/2048	600	696
Mexico Government International Bond
4.600%, 02/10/2048	230	252

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	$200	$211
Peruvian Government International Bond
6.550%, 03/14/2037	10	14
5.625%, 11/18/2050	90	125
Poland Government International Bond
4.000%, 01/22/2024	110	119
Provincia de Buenos Aires
6.500%, 02/15/2023 (A)(E)	200	104
Qatar Government International Bond
4.400%, 04/16/2050 (A)	240	297
Republic of South Africa Government International Bond
4.300%, 10/12/2028	200	206
Uruguay Government International Bond
4.375%, 01/23/2031	200	235

Total Sovereign Debt (Cost $3,570) ($ Thousands)		3,743

MUNICIPAL BONDS — 1.1%

California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	442

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	194

Florida — 0.2%
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/2025	255	258

Illinois — 0.3%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	493

Michigan — 0.1%
Michigan State, Finance Authority, RB
2.366%, 09/01/2049	220	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	$275	$345

Total Municipal Bonds (Cost $1,761) ($ Thousands)		1,958

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
FHLB DN
0.049%, 09/24/2021 (B)	170	170
0.045%, 10/01/2021 (B)	160	160

Total U.S. Government Agency Obligations (Cost $330) ($ Thousands)		330

	Shares

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	7,462,642	7,463

Total Cash Equivalent (Cost $7,463) ($ Thousands)		7,463

Total Investments in Securities — 101.5% (Cost $182,283) ($ Thousands)		$188,794

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (F) (Cost $9) ($ Thousands)	420,057	$8

WRITTEN OPTIONS* — 0.0%

Total Written Options (F) (Premiums Received $3) ($ Thousands)	(47)	$(1)

30	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

A list of the open options held by the Fund at August 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
March 2022, IMM Eurodollar Future Option*	57	$6	$99.63	3/19/2022	$1
USD PUT CAD CALL*	420,000	3	1.27	11/20/2021	7

Total Purchased Options		$9			$8

WRITTEN OPTIONS — 0.0%

Put Options
March 2022, IMM Eurodollar Future Option*	(38)	$(2)	99.38	03/19/22	$(1)
October 2021, U.S. 5-Year Future Option 122.75*	(9)	(1)	122.75	09/18/21	—

Total Written Options		$(3)			$(1)

††	Represents Cost

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 10-Year Treasury Note	40	Dec-2021	$5,325	$5,338	$13
U.S. Long Treasury Bond	11	Dec-2021	1,800	1,792	(8)
U.S. Ultra Long Treasury Bond	14	Dec-2021	2,771	2,762	(9)

			9,896	9,892	(4)

Short Contracts
U.S. 2-Year Treasury Note	(3)	Jan-2022	$(661)	$(661)	$—
U.S. 5-Year Treasury Note	(31)	Jan-2022	(3,827)	(3,835)	(8)

			(4,488)	(4,496)	(8)

			$5,408	$5,396	$(12)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	10/19/21	USD	7	EUR	6	$—
Citigroup	10/19/21	USD	163	ZAR	2,370	—
Citigroup	10/19/21	USD	566	GBP	409	(3)
Citigroup	10/19/21	USD	742	BRL	3,940	22
Citigroup	10/19/21	USD	1,043	JPY	114,451	(1)
Citigroup	10/19/21	USD	1,068	IDR	15,760,196	37
Citigroup	10/19/21	USD	1,122	AUD	1,499	(27)
Citigroup	10/19/21	USD	2,344	RUB	177,022	54
Citigroup	10/19/21	USD	2,352	CAD	2,954	(14)

						$68

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Catholic Values Fixed Income Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2021, is as follows:

Credit Default Swaps

Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.HY.36	Sell	1.00%	Quarterly	06/20/2026	(2,074)	$202	$171	$31
CDX.NA.IG.36	Sell	1.00%	Quarterly	06/20/2026	(12,529)	316	255	61

						$518	$426	$92

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
0.19%	3-MONTH USD - LIBOR	Semi-Annually	06/15/2022	USD	3,217	$1	$—	$1
3-MONTH USD - LIBOR	1.20%	Quarterly	10/07/2050	USD	436	51	2	49
3-MONTH USD - LIBOR	0.90%	Quarterly	03/17/2050	USD	311	58	–	58
USD-LIBOR-BBA	2.00%	Quarterly	02/15/2047	USD	476	(33)	2	(35)
3-MONTH USD - LIBOR	1.00%	Quarterly	02/15/2047	USD	683	100	8	92
3-MONTH USD - LIBOR	1.60%	Quarterly	02/15/2047	USD	235	4	1	3
1.63%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	882	10	6	4
2.0%	3-MONTH USD - LIBOR	Semi-Annually	02/15/2047	USD	206	(14)	–	(14)
USD-LIBOR-BBA	2.00%	Quarterly	06/03/2051	USD	21	(2)	–	(2)
SECURED OVERNIGHT FINANCING RATE - SOFR	1.52%	Annually	02/15/2047	USD
3-MONTH USD - LIBOR	1.20%	Quarterly	02/15/2047	USD	180	19	1	18
3-MONTH USD - LIBOR	0.80%	Quarterly	11/15/2045	USD	177	32	1	31
Secured Overnight Financing Rate - SOFR	0.74%	Annually	08/19/2045	USD
Secured Overnight Financing Rate - SOFR	0.56%	Annually	07/20/2045	USD
1.25	USD-LIBOR-BBA	Quarterly	02/15/2028	USD	4,984	(61)	5	(66)
3-MONTH USD - LIBOR	0.78%	Quarterly	11/15/2027	USD	648	10	1	9
Federal Funds Rate	0.26%	Annually	05/15/2027	USD	2,717	80	(8)	88
3-MONTH USD - LIBOR	1.225%	Quarterly	02/15/2047	USD	181	18	–	18
USD-LIBOR-BBA	0.017%	Quarterly	07/09/2051	USD	337	1	(1)	2

						$448	$14	$434

Percentages are based on Net Assets of $186,002 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security (see Note 5).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $34,912 ($ Thousands), representing 18.8% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Perpetual security with no stated maturity date.
(D)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. (E) Security is in default on interest payment.

(F)	Refer to table below for details on Options Contracts.

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

32	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

SOFR — Secured Overnight Financing Rate

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	—	59,971	—	59,971
Mortgage-Backed Securities	—	55,464	—	55,464
U.S. Treasury Obligations	—	36,625	—	36,625
Asset-Backed Securities	—	17,743	—	17,743
Loan Participations	—	5,497	—	5,497
Sovereign Debt	—	3,743	—	3,743
Municipal Bonds	—	1,958	—	1,958
U.S. Government Agency Obligations	—	330	—	330
Cash Equivalent	7,463	—	—	7,463

Total Investments in Securities	7,463	181,331	—	188,794

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	8	—	—	8
Written Options	(1)	—	—	(1)
Futures Contracts*
Unrealized Appreciation	13	—	—	13
Unrealized Depreciation	(25)	—	—	(25)
Forwards Contracts*
Unrealized Appreciation	—	113	—	113
Unrealized Depreciation	—	(45)	—	(45)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	92	—	92
Interest Rate Swaps*
Unrealized Appreciation	—	551	—	551
Unrealized Depreciation	—	(117)	—	(117)

Total Other Financial Instruments	(5)	594	—	589

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value at 2/28/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$5,274	$47,180	$(44,991)	$—	$—	$7,463	7,462,642	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	33

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

August 31, 2021

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund

Assets:
Investments, at Value †	$341,523		$181,331
Affiliated Investments, at Value ††	6,691		7,463
Cash	278		39
Cash Collateral on Futures	368		64
Cash Collateral on Swap Contracts	—		748
Foreign Currency, at Value †††	1,047		43
Receivable for Fund Shares Sold	—		1
Receivable for Investment Securities Sold	486		1,327
Dividends and Interest Receivable	363		865
Unrealized Appreciation on Forward Foreign Currency Contracts	—		113
Options Purchased, at Value ††††	—		8
Receivable for Variation Margin on Swap Contracts	—		30
Foreign Tax Reclaim Receivable	39		—
Receivable for Variation Margin on Futures Contracts	2		—
Prepaid Expenses	35		19
Total Assets	350,832		192,051
Liabilities:
Payable for Investment Securities Purchased	—		5,833
Payable for Fund Shares Redeemed	7		5
Income Distribution Payable	—		1
Options Written, at Value #	—		1
Payable for Variation Margin on Futures Contracts	7		21
Payable for Variation Margin on Swap Contracts	—		6
Administration Fees Payable	76		21
Shareholder Servicing Fees Payable, Class F	26		12
Unrealized Depreciation on Forward Foreign Currency Contracts	—		45
Trustees Fees Payable	2		1
Investment Advisory Fees Payable	122		47
Accrued Expense Payable	26		56
Total Liabilities	266		6,049
Net Assets	$350,566		$186,002
† Cost of Investments	$226,220		$174,820
†† Cost of Affiliated Investments	6,691		7,463
††† Cost of Foreign Currency	1,044		38
†††† Cost of Purchased Options	—		9
# Premiums Received on Written Options	—		3
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$193,926		$179,513
Total Distributable Earnings	156,640		6,489
Net Assets	$350,566		$186,002
Net Asset Value, Offering and Redemption Price Per Share — Class F	$17.43		$10.47
	($328,184,666 ÷ 18,833,572 shares	)	($152,701,375 ÷ 14,581,094 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$17.41		$10.48
	($22,381,810 ÷ 1,285,824 shares	)	($33,300,254 ÷ 3,178,135 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the period ended August 31, 2021

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund

Investment Income:
Dividends	$2,975	$—
Interest Income	—	2,086
Income from Affiliated Registered Investment Company(1)	—	—
Less: Foreign Taxes Withheld	(106)	—
Total Investment Income	2,869	2,086
Expenses:
Investment Advisory Fees	1,013	321
Administration Fees	506	183
Shareholder Servicing Fees, Class F Shares	395	185
Professional Fees	35	19
Registration Fees	28	17
Printing Fees	20	11
Custodian/Wire Agent Fees	15	25
Pricing Fees	13	71
Trustees’ Fees	3	2
Chief Compliance Officer Fees	1	—
Other Expenses	25	14
Total Expenses	2,054	848
Less:
Waiver of Investment Advisory Fees	(308)	(46)
Waiver of Shareholder Servicing Fees, Class F Shares	(237)	(111)
Waiver of Administration Fees	(64)	(57)
Net Expenses	1,445	634
Net Investment Income	1,424	1,452
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	15,150	202
Futures Contracts	439	135
Forward Foreign Currency Contracts	(3)	(4)
Foreign Currency Transactions	(59)	—
Purchased and Written Options	—	11
Swap Contracts	—	191
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	28,032	2,316
Futures Contracts	302	164
Forward Foreign Currency Contracts	—	145
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(61)	(1)
Purchased and Written Options	—	(3)
Swap Contracts	—	(291)
Net Increase in Net Assets Resulting from Operations	$45,224	$4,317

(1)	See Note 5 in the Notes to the Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	35

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended August 31, 2021 (Unaudited) and the year ended February 28, 2021

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund

	8/31/2021	2/28/2021	8/31/2021	2/28/2021
Operations:
Net Investment Income	$1,424	$2,388	$1,452	$3,259
Net Realized Gain on Investments, Futures Contracts, Options and Swap Contracts	15,589	27,338	539	4,408
Net Realized Loss on Foreign Currency Transactions and Forward Foreign Currency Contracts	(62)	(6)	(4)	(504)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options and Swap Contracts	28,334	54,889	2,186	(4,581)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(61)	55	144	300
Net Increase in Net Assets Resulting from Operations	45,224	84,664	4,317	2,882
Distributions:
Class F	—	(8,498)	(1,553)	(5,002)
Class Y	—	(839)	(386)	(2,452)
Total Distributions	—	(9,337)	(1,939)	(7,454)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	12,863	23,310	17,818	31,734
Reinvestment of Dividends & Distributions	—	8,495	1,548	4,985
Cost of Shares Redeemed	(21,599)	(24,549)	(5,830)	(11,871)
Net Increase (Decrease) in Net Assets from Class F Transactions	(8,736)	7,256	13,536	24,848
Class Y:
Proceeds from Shares Issued	2,021	909	3,618	9,317
Reinvestment of Dividends & Distributions	—	839	386	2,451
Cost of Shares Redeemed	(4,373)	(8,853)	(9,297)	(31,432)
Net Decrease in Net Assets from Class Y Transactions	(2,352)	(7,105)	(5,293)	(19,664)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(11,088)	151	8,243	5,184
Net Increase in Net Assets	34,136	75,478	10,621	612
Net Assets:
Beginning of Period	316,430	240,952	175,381	174,769
End of Period	$350,566	$316,430	$186,002	$175,381
Capital Share Transactions:
Class F:
Shares Issued	783	1,919	1,736	2,978
Shares Issued in Lieu of Dividends & Distributions	—	584	149	469
Shares Redeemed	(1,335)	(1,805)	(565)	(1,172)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(552)	698	1,320	2,275
Capital Share Transactions:
Class Y:
Shares Issued	122	87	352	883
Shares Issued in Lieu of Dividends & Distributions	—	58	37	230
Shares Redeemed	(270)	(596)	(903)	(2,987)
Net Decrease in Shares Outstanding from Share Transactions	(148)	(451)	(514)	(1,874)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

FINANCIAL HIGHLIGHTS

For the six-month period ended August 31, 2021 (Unaudited) and the years ended February 28, or February 29, For a share outstanding throughout the period or year

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2021@	$15.20	$0.07	$2.16	$2.23	$—	$—	$—	$17.43	14.67%	$328,184	0.86%	1.23%	0.84%	16%
2021	11.71	0.11	3.82	3.93	(0.12)	(0.32)	(0.44)	15.20	33.76	294,671	0.86	1.23	0.87	65
2020	11.93	0.15	0.14	0.29	(0.15)	(0.36)	(0.51)	11.71	2.09	218,926	0.86	1.24	1.19	34
2019	12.53	0.15	(0.13)	0.02	(0.15)	(0.47)	(0.62)	11.93	0.62	229,548	0.82	1.24	1.26	49
2018	10.61	0.11	1.90	2.01	(0.09)	—	(0.09)	12.53	18.93	225,146	0.86	1.24	0.94	56
2017	8.57	0.09	2.05	2.14	(0.10)	—	(0.10)	10.61	25.03	185,908	0.86	1.25	0.88	63
Class Y
2021@	$15.17	$0.08	$2.16	$2.24	$—	$—	$—	$17.41	14.77%	$22,382	0.76%	0.98%	0.94%	16%
2021	11.69	0.13	3.81	3.94	(0.14)	(0.32)	(0.46)	15.17	33.84	21,759	0.76	0.98	0.99	65
2020	11.90	0.16	0.15	0.31	(0.16)	(0.36)	(0.52)	11.69	2.28	22,026	0.76	0.99	1.31	34
2019	12.51	0.16	(0.13)	0.03	(0.17)	(0.47)	(0.64)	11.90	0.71	35,207	0.76	0.99	1.31	49
2018	10.60	0.12	1.90	2.02	(0.11)	—	(0.11)	12.51	19.05	34,541	0.76	0.99	1.06	56
2017	8.56	0.10	2.06	2.16	(0.12)	—	(0.12)	10.60	25.28	11,516	0.76	1.00	0.98	63
Catholic Values Fixed Income Fund
Class F
2021@	$10.34	$0.08	$0.16	$0.24	$(0.11)	$—	$(0.11)	$10.47	2.33%	$152,702	0.71%	0.97%	1.56%	44%
2021	10.56	0.19	0.05	0.24	(0.20)	(0.26)	(0.46)	10.34	2.25	137,169	0.71	0.95	1.88	126
2020	9.83	0.25	0.84	1.09	(0.28)	(0.08)	(0.36)	10.56	11.28	115,971	0.71	0.95	2.54	128
2019	9.79	0.25	0.07	0.32	(0.28)	—	(0.28)	9.83	3.29	107,715	0.67	0.96	2.66	159
2018	9.93	0.20	(0.11)	0.09	(0.23)	—	(0.23)	9.79	0.87	116,124	0.71	0.96	2.06	194
2017	9.89	0.19	0.11	0.30	(0.23)	(0.03)	(0.26)	9.93	3.11	111,465	0.71	1.04	1.87	124
Class Y
2021@	$10.35	$0.09	$0.15	$0.24	$(0.11)	$—	$(0.11)	$10.48	2.38%	$33,300	0.61%	0.72%	1.66%	44%
2021	10.56	0.21	0.05	0.26	(0.21)	(0.26)	(0.47)	10.35	2.45	38,212	0.61	0.70	1.99	126
2020	9.84	0.27	0.82	1.09	(0.29)	(0.08)	(0.37)	10.56	11.28	58,798	0.61	0.70	2.62	128
2019	9.81	0.26	0.06	0.32	(0.29)	—	(0.29)	9.84	3.29	35,686	0.61	0.71	2.72	159
2018	9.94	0.23	(0.12)	0.11	(0.24)	—	(0.24)	9.81	1.07	35,191	0.61	0.74	2.35	194
2017	9.89	0.20	0.15	0.35	(0.24)	(0.03)	(0.27)	9.94	3.32	1,170	0.61	0.79	1.97	124

@	For the six-month period ended August 31, 2021. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

The accompanying notes are an integral part of the financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2021

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be

38	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“Centrally Cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, notifies the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2021

its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2021, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

40	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2021, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2021

indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the period ended August 31, 2021.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2021, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2021, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments

42	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

(i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2021, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2021

can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2021, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

44	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of August 31, 2021, the Fixed Income Fund is the seller (“Providing Protection”) on a total notional amount of $14.6 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$517,980	$517,980
Maximum potential amount of future payments	—	—	—	14,603,000	14,603,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$12,529,000	$—	$—	$12,529,000
> than 100	—	—	2,074,000	—	—	2,074,000
Total	$—	$—	$14,603,000	$—	$—	$14,603,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

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August 31, 2021

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of August 31, 2021 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$13	*	Net Assets — Unrealized depreciation on futures contracts	$25	*
	Net Assets — Unrealized appreciation on swap contracts	551	†	Net Assets — Unrealized depreciation on swap contracts	117	†
	Options purchased, at value	8		Options written, at value	1
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	113		Unrealized loss on forward foreign currency contracts	45
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	92	†	Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$777			$188

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2021.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$439	$—	$—	$439
Foreign Exchange Contracts	—	—	(3)	—	(3)
Total	$—	$439	$(3)	$—	$436
Fixed Income Fund
Interest Rates	$11	$135	$—	$(56)	$90
Foreign exchange contracts	—	—	(4)	—	(4)
Credit contracts	—	—	—	247	247
Total	$11	$135	$(4)	$191	$333

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$302	$—	$—	$302
Total	$—	$302	$—	$—	$302
Fixed Income Fund
Interest Rates	$(3)	$164	$—	$(228)	$(67)
Foreign exchange contracts	—	—	145	—	145
Credit contracts	—	—	—	(63)	(63)
Total	$(3)	$164	$145	$(291)	$15

46	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

The following table discloses the volume of the Fund’s futures contracts, forward foreign currency contracts and swap activity during the period ended August 31, 2021 ($ Thousands):

	Equity Fund	Fixed Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$5,457	$—
Ending Notional Balance Long	6,797	—
Interest Contracts
Average Notional Balance Long	—	11,091
Average Notional Balance Short	—	4,495
Ending Notional Balance Long	—	9,987
Ending Notional Balance Short	—	4,488
Forward Foreign Currency Contracts:
Average Notional Balance Long	—	11,530
Average Notional Balance Short	—	11,340
Ending Notional Balance Long	—	9,476
Ending Notional Balance Short	—	9,408
Swaps:
Credit Contracts
Average Notional Balance Short	—	437
Ending Notional Balance Short	—	426
Interest Contracts
Average Notional Balance	—	22,625
Ending Notional Balance	—	17,069
Options/Swaptions:
Interest
Average Notional Balance Long†	—	6
Average Notional Balance Short†	—	6
Ending Notional Balance Long†	—	6
Ending Notional Balance Short†	—	3
Currency
Average Notional Balance Long†	—	5
Ending Notional Balance Long†	—	4

†	Represents cost.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2021

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2021, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Equity Fund

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

Copeland Capital Management, LLC

Fred Alger Management, Inc.

Lazard Asset Management LLC

LMCG Investments, LLC

Parametric Portfolio Associates LLC

Wells Capital Management, Inc.

Fixed Income Fund

Income Research & Management

Western Asset Management Company

Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to the Fund’s Schedule of Investments for details regarding transactions with affiliates for the period ended August 31, 2021, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended August 31, 2021 and for the year then ended, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended August 31, 2021, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Equity Fund
Purchases	$—	$51,537	$51,537
Sales	—	63,403	63,403
Fixed Income Fund
Purchases	73,088	10,460	83,548
Sales	64,386	9,855	74,241

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

48	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Equity Fund
2021	$—	$3,944	$5,393	$9,337
2020	—	3,242	7,667	10,909
Fixed Income Fund
2021	—	6,610	844	7,454
2020	—	5,379	—	5,379

As of February 28, 2021, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Equity Fund	$9,538	$15,722	$—	$—	$—	$86,177	$(21)	$111,416
Fixed Income Fund	506	—	—	(323)	—	4,713	(785)	4,111

During the fiscal year ended February 28, 2021, no Funds used capital loss carryforward to offset capital gains.

Other temporary differences primarily consist of straddle loss deferral and deferred start-up costs.

For Federal income tax purposes, the cost of securities owned at February 28, 2021, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales, PFIC MTM, and MLP basis adjustments, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2021, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Equity Fund	$232,911	$119,570	$(4,267)	$115,303
Fixed Income Fund	182,283	8,026	(1,515)	6,511

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of August 31, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The market values of the Fixed Income Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2021

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested

50	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

August 31, 2021

could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Manager Risk — The success of the Fund’s investment strategy depends both on SIMC’s selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers’ success or failure in implementing the Fund’s investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk —The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

U.S. Government Securities Risk —Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed

52	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2021, SPTC held of record the following:

Equity Fund
Class F	98.95%
Class Y	31.43%
Fixed Income Fund
Class F	98.32%
Class Y	56.86%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. REGULATORY MATTERS

LIBOR Replacement — The elimination of the London Inter-Bank Offered Rate (LIBOR) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2021.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	53

DISCLOSURE OF FUND EXPENSES (Unaudited)

August 31, 2021

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2021 through August 31, 2021).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,146.70	0.86%	$4.66
Class Y	1,000.00	1,147.70	0.76	4.12
Hypothetical 5% Return
Class F	$1,000.00	$1,020.89	0.86%	$4.39
Class Y	1,000.00	1,021.39	0.76	3.88

	Beginning Account Value 3/1/21	Ending Account Value 8/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Catholic Values Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,023.30	0.71%	$3.63
Class Y	1,000.00	1,023.80	0.61	3.12
Hypothetical 5% Return
Class F	$1,000.00	$1,021.64	0.71%	$3.63
Class Y	1,000.00	1,022.14	0.61	3.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

54	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

REVIEW OF THE LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

August 31, 2021

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 23, 2021, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on December 1, 2018. The SIMC Liquidity Risk Oversight Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The SIMC Liquidity Risk Oversight Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	55

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

56	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

At the March 22-24, 2021 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on March 22-24, 2021 and June 22-23, 2021. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021	57

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

58	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2021

SEI CATHOLIC VALUES TRUST / SEMI-ANNUAL REPORT / AUGUST 31, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-199 (8/21)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Catholic Values Equity Fund and the Catholic Values Fixed Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 5, 2021

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: November 5, 2021